First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 98.9%
	Belgium — 3.8%
396,579	Proximus S.A., DP	$11,688,625

	Finland — 2.9%
402,856	Fortum OYJ	8,902,933

	France — 17.0%
305,404	CNP Assurances	6,931,608
81,945	Covivio	8,577,189
322,901	Klepierre S.A.	10,824,194
159,178	SCOR SE	6,979,411
440,243	Societe Generale S.A.	11,123,341
140,676	TOTAL S.A.	7,882,162
		52,317,905

	Germany — 11.8%
381,159	Aareal Bank AG	10,042,248
34,385	Allianz SE	8,289,028
307,030	Deutsche Post AG	10,089,680
31,578	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,924,752
		36,345,708

	Italy — 10.4%
508,014	Assicurazioni Generali S.p.A.	9,566,096
6,307,416	Intesa Sanpaolo S.p.A.	13,498,012
1,757,793	Snam S.p.A.	8,736,697
		31,800,805

	Multi-National — 3.6%
73,861	Unibail-Rodamco-Westfield	11,065,334

	Portugal — 3.4%
2,730,523	EDP-Energias de Portugal S.A.	10,376,503

	Spain — 3.1%
2,040,340	Banco Santander S.A.	9,467,050

	Sweden — 3.1%
1,018,080	Skandinaviska Enskilda Banken AB, Class A	9,419,774

	Switzerland — 15.6%
121,165	Swiss Prime Site AG	10,581,148
85,270	Swiss Re AG	8,668,505
14,969	Swisscom AG	7,515,168
1,025,181	UBS Group AG	12,182,032
25,996	Zurich Insurance Group AG	9,051,465
		47,998,318

	United Kingdom — 24.2%
1,728,935	BAE Systems PLC	10,877,340
606,695	GlaxoSmithKline PLC	12,147,306
1,084,640	National Grid PLC	11,512,669
431,133	Royal Dutch Shell PLC, Class B	14,131,469
1,137,564	SSE PLC	16,209,020
951,650	United Utilities Group PLC	9,460,544
		74,338,348
	Total Common Stocks — 98.9%	303,721,303
	(Cost $322,567,253)

Shares	Description	Value
	Money Market Funds — 0.0%
40,440	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 2.19% (b)	$40,440
	(Cost $40,440)

	Total Investments — 98.9%	303,761,743
	(Cost $322,607,693) (c)
	Net Other Assets and Liabilities — 1.1%	3,525,985
	Net Assets — 100.0%	$307,287,728

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Rate shown reflects yield as of June 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $16,237,855 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $35,083,805. The net unrealized depreciation was $18,845,950.

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$303,721,303	$—	$—
Money Market Funds	40,440	—	—
Total Investments	$303,761,743	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Financials	40.5%
Utilities	21.5
Real Estate	13.5
Energy	7.3
Industrials	6.9
Communication Services	6.3
Health Care	4.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	56.6%
British Pound Sterling	24.5
Swiss Franc	15.8
Swedish Krona	3.1
United States Dollar	0.0 *
Total	100.0%

* Amount is less than 0.1%.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Australia — 4.9%
196,196	BGP Holdings PLC (b) (c) (d)	$0
15,382	BWP Trust	39,740
11,576	Charter Hall Retail REIT	35,515
53,390	Cromwell Property Group	43,292
34,537	Dexus	314,722
56,294	Goodman Group	594,004
61,229	GPT Group (The)	264,363
123,609	Mirvac Group	271,620
161,496	Scentre Group	435,373
29,285	Shopping Centres Australasia Property Group	49,137
75,459	Stockland	220,910
98,949	Vicinity Centres	170,194
		2,438,870

	Austria — 0.2%
2,178	CA Immobilien Anlagen AG	79,994

	Belgium — 0.8%
778	Aedifica S.A.	74,223
163	Ascencio	10,565
674	Befimmo S.A.	38,780
712	Cofinimmo S.A.	92,458
689	Intervest Offices & Warehouses N.V.	19,352
77	Leasinvest Real Estate S.C.A.	9,018
376	Montea C.V.A.	32,237
272	Retail Estates N.V.	25,145
558	Warehouses De Pauw C.V.A	93,906
70	Wereldhave Belgium Comm VA	6,416
347	Xior Student Housing N.V.	18,072
		420,172

	Bermuda — 0.5%
36,622	Hongkong Land Holdings Ltd.	235,846

	Canada — 3.0%
3,452	Allied Properties Real Estate Investment Trust	124,868
4,001	Artis Real Estate Investment Trust	35,533
1,201	Boardwalk Real Estate Investment Trust	36,538
4,593	Canadian Apartment Properties REIT	169,614
6,684	Chartwell Retirement Residences	77,684
7,287	Choice Properties Real Estate Investment Trust	76,123
5,730	Cominar Real Estate Investment Trust	54,738
2,789	Crombie Real Estate Investment Trust	32,074
5,702	Dream Global Real Estate Investment Trust	59,434
3,442	Dream Industrial Real Estate Investment Trust	31,015
1,550	Dream Office Real Estate Investment Trust	27,981
4,891	First Capital Realty, Inc.	81,644

Shares	Description	Value
	Common Stocks (a) (Continued)
	Canada (Continued)
1,559	Granite Real Estate Investment Trust	$71,774
9,032	H&R Real Estate Investment Trust	157,528
3,160	InterRent Real Estate Investment Trust	33,300
2,696	Killam Apartment Real Estate Investment Trust	38,683
1,502	Northview Apartment Real Estate Investment Trust	30,853
3,235	NorthWest Healthcare Properties Real Estate Investment Trust	29,100
9,666	RioCan Real Estate Investment Trust	191,836
3,975	SmartCentres Real Estate Investment Trust	100,805
2,905	Summit Industrial Income REIT	28,572
		1,489,697

	Cayman Islands — 1.9%
84,882	CK Asset Holdings Ltd.	664,456
38,856	Wharf Real Estate Investment Co., Ltd.	273,823
		938,279

	Finland — 0.1%
2,427	Citycon OYJ	25,279
2,741	Kojamo OYJ	40,893
		66,172

	France — 1.5%
970	Carmila S.A.	17,361
1,393	Covivio	145,805
1,654	Gecina S.A.	247,509
1,006	ICADE	92,200
6,024	Klepierre S.A.	201,935
1,938	Mercialys S.A.	25,585
		730,395

	Germany — 3.5%
5,005	alstria office REIT-AG	81,042
1,615	Deutsche EuroShop AG	44,625
11,296	Deutsche Wohnen SE	414,498
1,435	DIC Asset AG	16,546
2,208	Hamborner REIT AG	22,622
1,999	LEG Immobilien AG	225,488
3,991	TAG Immobilien AG	92,216
2,707	TLG Immobilien AG	79,262
16,392	Vonovia SE	782,852
		1,759,151

	Guernsey — 0.1%
7,583	BMO Real Estate Investments Ltd.	7,704
10,049	Regional REIT Ltd. (e)	13,757
16,391	Schroder Real Estate Investment Trust Ltd.	11,449
29,701	Sirius Real Estate Ltd.	25,121

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Guernsey (Continued)
12,830	Standard Life Investment Property Income Trust Ltd.	$15,348
		73,379

	Hong Kong — 5.2%
61,614	Champion REIT	51,347
64,073	Hang Lung Properties Ltd.	152,397
19,576	Hysan Development Co., Ltd.	101,116
66,532	Link REIT	817,629
181,251	New World Development Co., Ltd.	283,535
101,492	Sino Land Co., Ltd.	170,199
44,743	Sun Hung Kai Properties Ltd.	758,919
33,383	Swire Properties Ltd.	134,828
38,856	Wharf Holdings (The) Ltd.	102,963
		2,572,933

	Ireland — 0.2%
21,909	Green REIT PLC	45,092
21,989	Hibernia REIT PLC	36,255
11,515	Irish Residential Properties REIT PLC	22,076
		103,423

	Isle of Man — 0.0%
8,009	RDI REIT PLC	10,741

	Israel — 0.2%
1,156	Azrieli Group Ltd.	77,417

	Italy — 0.0%
1,541	Immobiliare Grande Distribuzione SIIQ S.p.A.	10,163

	Japan — 11.1%
22	Activia Properties, Inc.	95,701
40	Advance Residence Investment Corp.	118,907
3,727	AEON Mall Co., Ltd.	56,070
47	AEON REIT Investment Corp.	60,159
18	Comforia Residential REIT, Inc.	51,672
59	Daiwa House REIT Investment Corp.	142,335
9	Daiwa Office Investment Corp.	64,527
14	Frontier Real Estate Investment Corp.	59,732
23	Fukuoka REIT Corp.	37,076
107	GLP J-REIT	121,872
11,200	Hulic Co., Ltd.	89,962
35	Hulic REIT, Inc.	60,738
49	Industrial & Infrastructure Fund Investment Corp.	60,901
267	Invesco Office J- REIT, Inc.	44,651
143	Invincible Investment Corp.	74,010
38	Japan Excellent, Inc.	55,758
141	Japan Hotel REIT Investment Corp.	113,517
27	Japan Logistics Fund, Inc.	61,781
27	Japan Prime Realty Investment Corp.	116,950
41	Japan Real Estate Investment Corp.	249,464
47	Japan Rental Housing Investments, Inc.	36,531

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
83	Japan Retail Fund Investment Corp.	$167,825
12	Kenedix Office Investment Corp.	85,814
28	Kenedix Residential Next Investment Corp.	49,578
16	Kenedix Retail REIT Corp.	39,282
48	MCUBS MidCity Investment Corp.	45,144
37,330	Mitsubishi Estate Co., Ltd.	694,214
29,681	Mitsui Fudosan Co., Ltd.	719,210
49	Mori Hills REIT Investment Corp.	69,354
31	Mori Trust Sogo REIT, Inc.	50,375
14	Nippon Accommodations Fund, Inc.	78,431
40	Nippon Building Fund, Inc.	273,802
64	Nippon Prologis REIT, Inc.	147,749
14	NIPPON REIT Investment Corp.	54,408
3,600	Nomura Real Estate Holdings, Inc.	77,332
137	Nomura Real Estate Master Fund, Inc.	210,554
83	Orix JREIT, Inc.	151,350
40	Premier Investment Corp.	52,609
126	Sekisui House REIT, Inc.	94,195
12,444	Sumitomo Realty & Development Co., Ltd.	444,136
6,287	Tokyo Tatemono Co., Ltd.	69,800
28	Tokyu REIT, Inc.	48,617
92	United Urban Investment Corp.	154,108
		5,550,201

	Jersey Island — 0.1%
2,713	Phoenix Spree Deutschland Ltd.	9,699
12,169	Target Healthcare REIT Ltd.	17,865
		27,564

	Luxembourg — 0.6%
922	ADO Properties S.A. (e)	38,141
21,353	Aroundtown S.A.	175,936
3,481	Grand City Properties S.A.	79,561
794	Shurgard Self Storage S.A.	28,711
		322,349

	Multi-National — 1.3%
4,259	Unibail-Rodamco-Westfield	638,053
	Netherlands — 0.2%
1,521	Eurocommercial Properties N.V.	40,644
562	NSI N.V.	23,805
565	Vastned Retail N.V.	18,246
1,274	Wereldhave N.V.	33,377
		116,072

	New Zealand — 0.1%
45,315	Kiwi Property Group Ltd.	48,708

	Norway — 0.1%
4,479	Entra ASA (e)	68,783

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Singapore — 2.8%
79,900	Ascendas Real Estate Investment Trust	$184,248
77,190	CapitaLand Commercial Trust	123,801
78,930	CapitaLand Ltd.	205,930
75,783	CapitaLand Mall Trust	147,309
24,800	CDL Hospitality Trusts	29,877
14,800	City Developments Ltd.	103,589
42,233	Fortune Real Estate Investment Trust	58,065
47,200	Frasers Logistics & Industrial Trust	42,211
62,400	Keppel REIT	58,111
60,421	Mapletree Commercial Trust	93,333
44,500	Mapletree Industrial Trust	73,673
76,753	Mapletree Logistics Trust	90,198
62,097	Suntec Real Estate Investment Trust	89,038
15,600	UOL Group Ltd.	87,051
		1,386,434

	Spain — 0.6%
10,268	Inmobiliaria Colonial Socimi S.A.	114,364
2,085	Lar Espana Real Estate Socimi S.A.	16,169
10,457	Merlin Properties Socimi S.A.	145,066
		275,599

	Sweden — 1.7%
8,518	Castellum AB	162,863
651	Catena AB	20,470
2,660	Dios Fastigheter AB	19,679
8,337	Fabege AB	125,466
3,063	Fastighets AB Balder, Class B (c)	102,582
1,132	Hembla AB (c)	22,064
5,042	Hemfosa Fastigheter AB	47,645
3,460	Hufvudstaden AB, Class A	58,833
15,928	Klovern AB, Class B	25,043
5,963	Kungsleden AB	49,188
5,042	Nyfosa AB (c)	31,627
2,371	Pandox AB	43,661
2,945	Sagax AB, Class D	11,417
5,148	Wallenstam AB, Class B	54,440
4,191	Wihlborgs Fastigheter AB	60,747
		835,725

	Switzerland — 1.0%
444	Allreal Holding AG	76,411
88	Hiag Immobilien Holding AG	10,547
204	Mobimo Holding AG	54,229
1,240	PSP Swiss Property AG	144,933
2,373	Swiss Prime Site AG	207,230
		493,350

	United Kingdom — 4.0%
74,609	Assura PLC	60,451
4,841	Big Yellow Group PLC	60,833
29,943	British Land (The) Co. PLC	204,733
23,229	Capital & Counties Properties PLC	63,897
19,690	Civitas Social Housing PLC	21,055
11,661	Custodian REIT PLC	17,563

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom (Continued)
161	Daejan Holdings PLC	$11,368
3,170	Derwent London PLC	125,443
18,531	Empiric Student Property PLC	21,368
12,984	GCP Student Living PLC	26,745
19,009	Grainger PLC	59,289
8,561	Great Portland Estates PLC	74,365
24,223	Hammerson PLC	85,242
13,157	Hansteen Holdings PLC	16,274
3,137	Helical PLC	14,680
4,486	Impact Healthcare REIT PLC	6,267
28,004	Intu Properties PLC	27,128
22,526	Land Securities Group PLC	238,353
20,410	LondonMetric Property PLC	54,691
13,801	LXI REIT PLC	22,294
9,508	NewRiver REIT PLC	21,517
35,422	Primary Health Properties PLC	60,009
6,466	Safestore Holdings PLC	50,378
34,457	Segro PLC	319,527
7,035	Shaftesbury PLC	71,830
10,058	Triple Point Social Housing REIT PLC (e)	10,551
53,943	Tritax Big Box REIT PLC	105,703
8,224	UNITE Group (The) PLC	101,778
4,202	Workspace Group PLC	46,640
		1,999,972

	United States — 53.9%
2,554	Acadia Realty Trust	69,903
1,180	Agree Realty Corp.	75,579
67	Alexander’s, Inc.	24,810
3,522	Alexandria Real Estate Equities, Inc.	496,919
1,460	American Assets Trust, Inc.	68,795
4,310	American Campus Communities, Inc.	198,950
8,107	American Homes 4 Rent, Class A	197,081
6,040	Americold Realty Trust	195,817
4,658	Apartment Investment & Management Co., Class A	233,459
6,621	Apple Hospitality REIT, Inc.	105,009
4,395	AvalonBay Communities, Inc.	892,976
4,879	Boston Properties, Inc.	629,391
5,494	Brandywine Realty Trust	78,674
9,358	Brixmor Property Group, Inc.	167,321
2,970	Brookfield Property REIT, Inc., Class A	56,103
2,944	Camden Property Trust	307,324
2,995	CareTrust REIT, Inc.	71,221
1,439	Chatham Lodging Trust	27,154
1,873	Chesapeake Lodging Trust	53,231
15,068	Colony Capital, Inc.	75,340
3,670	Columbia Property Trust, Inc.	76,116
3,531	Corporate Office Properties Trust	93,112
4,591	Cousins Properties, Inc.	166,056
5,932	CubeSmart	198,366
3,529	CyrusOne, Inc.	203,694

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
6,318	DiamondRock Hospitality Co.	$65,328
6,558	Digital Realty Trust, Inc.	772,467
5,082	Douglas Emmett, Inc.	202,467
11,339	Duke Realty Corp.	358,426
2,141	Easterly Government Properties, Inc.	38,774
1,139	EastGroup Properties, Inc.	132,101
4,616	Empire State Realty Trust, Inc., Class A	68,363
2,362	EPR Properties	176,182
3,795	Equity Commonwealth	123,413
2,703	Equity LifeStyle Properties, Inc.	327,982
11,546	Equity Residential	876,572
2,065	Essex Property Trust, Inc.	602,835
3,900	Extra Space Storage, Inc.	413,790
2,354	Federal Realty Investment Trust	303,101
3,956	First Industrial Realty Trust, Inc.	145,343
2,149	Four Corners Property Trust, Inc.	58,732
3,256	Franklin Street Properties Corp.	24,029
6,381	Gaming and Leisure Properties, Inc.	248,731
1,047	Getty Realty Corp.	32,206
2,647	Global Net Lease, Inc.	51,934
15,103	HCP, Inc.	482,994
4,014	Healthcare Realty Trust, Inc.	125,719
6,424	Healthcare Trust of America, Inc., Class A	176,210
1,094	Hersha Hospitality Trust	18,095
3,218	Highwoods Properties, Inc.	132,903
5,134	Hospitality Properties Trust	128,350
23,172	Host Hotels & Resorts, Inc.	422,194
4,789	Hudson Pacific Properties, Inc.	159,330
2,823	Independence Realty Trust, Inc.	32,662
2,033	Industrial Logistics Properties Trust	42,327
369	Investors Real Estate Trust	21,649
13,318	Invitation Homes, Inc.	355,990
3,853	JBG SMITH Properties	151,577
3,849	Kennedy-Wilson Holdings, Inc.	79,174
3,121	Kilroy Realty Corp.	230,361
12,731	Kimco Realty Corp.	235,269
2,599	Kite Realty Group Trust	39,323
7,187	Lexington Realty Trust	67,630
4,659	Liberty Property Trust	233,136
1,463	Life Storage, Inc.	139,102
1,235	LTC Properties, Inc.	56,390
4,454	Macerich (The) Co.	149,164
2,845	Mack-Cali Realty Corp.	66,260
12,340	Medical Properties Trust, Inc.	215,210
3,583	Mid-America Apartment Communities, Inc.	421,934
2,860	Monmouth Real Estate Investment Corp.	38,753
1,313	National Health Investors, Inc.	102,453
5,111	National Retail Properties, Inc.	270,934
1,786	National Storage Affiliates Trust	51,687
1,496	Office Properties Income Trust	39,300

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
6,738	Omega Healthcare Investors, Inc.	$247,622
6,350	Paramount Group, Inc.	88,964
6,344	Park Hotels & Resorts, Inc.	174,841
4,080	Pebblebrook Hotel Trust	114,974
2,178	Pennsylvania Real Estate Investment Trust	14,157
5,825	Physicians Realty Trust	101,588
3,928	Piedmont Office Realty Trust, Inc., Class A	78,285
19,830	Prologis, Inc.	1,588,383
628	PS Business Parks, Inc.	105,837
4,674	Public Storage	1,113,207
1,717	QTS Realty Trust, Inc., Class A	79,291
9,939	Realty Income Corp.	685,493
5,246	Regency Centers Corp.	350,118
3,532	Retail Opportunity Investments Corp.	60,503
6,716	Retail Properties of America, Inc., Class A	78,980
468	Retail Value, Inc.	16,286
3,258	Rexford Industrial Realty, Inc.	131,525
5,402	RLJ Lodging Trust	95,832
2,450	RPT Realty	29,670
1,440	Ryman Hospitality Properties, Inc.	116,770
5,614	Sabra Health Care REIT, Inc.	110,540
373	Saul Centers, Inc.	20,937
7,426	Senior Housing Properties Trust	61,413
1,025	Seritage Growth Properties, Class A	44,034
9,707	Simon Property Group, Inc.	1,550,790
4,405	SITE Centers Corp.	58,322
2,650	SL Green Realty Corp.	212,981
2,738	Spirit Realty Capital, Inc.	116,803
3,968	STAG Industrial, Inc.	119,992
6,533	STORE Capital Corp.	216,830
3,248	Summit Hotel Properties, Inc.	37,255
2,665	Sun Communities, Inc.	341,626
7,160	Sunstone Hotel Investors, Inc.	98,164
2,866	Tanger Factory Outlet Centers, Inc.	46,458
1,842	Taubman Centers, Inc.	75,209
1,950	Terreno Realty Corp.	95,628
8,807	UDR, Inc.	395,346
402	Universal Health Realty Income Trust	34,142
3,611	Urban Edge Properties	62,579
928	Urstadt Biddle Properties, Inc., Class A	19,488
11,305	Ventas, Inc.	772,697
30,724	VEREIT, Inc.	276,823
14,083	VICI Properties, Inc.	310,389
5,453	Vornado Realty Trust	349,537
5,860	Washington Prime Group, Inc.	22,385
2,516	Washington Real Estate Investment Trust	67,253
3,815	Weingarten Realty Investors	104,607
12,793	Welltower, Inc.	1,043,013

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
5,333	WP Carey, Inc.	$432,933
3,556	Xenia Hotels & Resorts, Inc.	74,143
		26,915,900
	Total Common Stocks — 99.6%	49,685,342
	(Cost $42,778,240)

	Investment Companies (a) — 0.1%
	Guernsey — 0.1%
16,642	BMO Commercial Property Trust	23,628
17,026	Picton Property Income Ltd.	21,190
20,638	UK Commercial Property REIT Ltd.	23,143
	Total Investment Companies — 0.1%	67,961
	(Cost $74,010)

	Rights (a) — 0.0%
	Guernsey — 0.0%
1,256	Regional REIT Ltd., expiring 7/23/19 (b) (c)	21
	(Cost $0)

	Money Market Funds — 0.0%
544	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 2.19% (f)	544
	(Cost $544)

	Total Investments — 99.7%	49,753,868
	(Cost $42,852,794) (g)
	Net Other Assets and Liabilities — 0.3%	159,292
	Net Assets — 100.0%	$49,913,160

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2019, securities noted as such are valued at $21 or 0.0% of net assets.
(c)	Non-income producing security.
(d)	This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Rate shown reflects yield as of June 30, 2019.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,918,856 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,017,782. The net unrealized appreciation was $6,901,074.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$2,438,870	$2,438,870	$—	**	$—
Other Country Categories*	47,246,472	47,246,472	—		—
Investment Companies*	67,961	67,961	—		—
Rights*	21	—	21		—
Money Market Funds	544	544	—		—
Total Investments	$49,753,868	$49,753,847	$21		$—

* See Portfolio of Investments for country breakout.
** Investment is valued at $0.

Sector Allocation	% of Total Long-Term Investments
Real Estate	99.8%
Health Care	0.1
Consumer Discretionary	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	54.6%
Japanese Yen	11.1
Euro	9.1
Hong Kong Dollar	7.2
Australian Dollar	4.9
British Pound Sterling	4.4
Canadian Dollar	3.0
Singapore Dollar	2.7
Swedish Krona	1.7
Swiss Franc	1.0
Israeli Shekel	0.1
Norwegian Krone	0.1
New Zealand Dollar	0.1
Total	100.0%

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.3%
	Australia — 15.8%
249,532	Australia & New Zealand Banking Group Ltd.	$4,941,939
874,345	Bendigo & Adelaide Bank Ltd.	7,108,197
94,585	Commonwealth Bank of Australia	5,496,873
545,178	Crown Resorts Ltd.	4,765,140
2,757,244	CSR Ltd.	7,568,677
938,827	Fortescue Metals Group Ltd.	5,945,113
2,660,313	Harvey Norman Holdings Ltd.	7,601,428
335,029	JB Hi-Fi Ltd.	6,080,104
375,415	National Australia Bank Ltd.	7,042,326
431,303	Suncorp Group Ltd.	4,078,666
881,204	Sydney Airport	4,973,940
1,148,359	Tabcorp Holdings Ltd.	3,587,614
235,671	Wesfarmers Ltd.	5,982,774
310,434	Westpac Banking Corp.	6,180,784
		81,353,575

	Bermuda — 2.2%
275,071	Invesco Ltd.	5,627,953
621,738	VTech Holdings Ltd.	5,563,384
		11,191,337

	Canada — 11.5%
74,852	Bank of Nova Scotia (The)	4,020,534
105,215	BCE, Inc.	4,786,919
50,880	Canadian Imperial Bank of Commerce	4,001,086
121,372	Emera, Inc.	4,959,426
119,270	Genworth MI Canada, Inc.	3,774,234
220,013	IGM Financial, Inc.	6,281,766
180,808	Laurentian Bank of Canada	6,210,335
77,270	National Bank of Canada	3,670,701
153,729	Norbord, Inc.	3,810,502
301,270	Russel Metals, Inc.	5,084,240
182,500	Shaw Communications, Inc., Class B	3,723,722
96,604	TC Energy Corp.	4,789,074
110,052	TELUS Corp.	4,068,281
		59,180,820

	Denmark — 0.9%
283,214	Danske Bank A/S	4,476,353

	Finland — 4.0%
218,414	Fortum OYJ	4,826,849
121,259	Nokian Renkaat OYJ	3,786,285
843,977	Nordea Bank Abp	6,127,505
121,068	Sampo OYJ, Class A	5,713,157
		20,453,796

	France — 8.5%
202,521	AXA S.A.	5,319,622
112,979	BNP Paribas S.A.	5,365,484
118,139	Bouygues S.A.	4,375,319
420,448	Credit Agricole S.A.	5,041,475
325,107	Engie S.A.	4,931,521
188,786	Lagardere S.C.A.	4,915,911

Shares	Description	Value
	Common Stocks (a) (Continued)
	France (Continued)
976,556	Natixis S.A.	$3,929,854
226,398	Societe Generale S.A.	5,720,255
75,608	TOTAL S.A.	4,236,362
		43,835,803

	Germany — 3.9%
190,650	Aareal Bank AG	5,022,981
17,464	Allianz SE	4,209,963
89,060	Daimler AG	4,954,642
615,992	TUI AG	6,042,343
		20,229,929

	Hong Kong — 1.1%
9,464,010	PCCW Ltd.	5,463,943

	Ireland — 0.9%
99,744	Seagate Technology PLC	4,699,937

	Italy — 6.9%
255,208	Assicurazioni Generali S.p.A.	4,805,663
420,077	Azimut Holding S.p.A.	8,086,947
787,706	Banca Mediolanum S.p.A.	5,799,662
269,792	Eni S.p.A.	4,480,836
3,135,451	Intesa Sanpaolo S.p.A.	6,709,936
2,228,382	UnipolSai Assicurazioni S.p.A.	5,724,065
		35,607,109

	Japan — 1.7%
169,178	Aozora Bank Ltd.	4,057,824
1,454,600	Tokai Tokyo Financial Holdings, Inc.	4,438,746
		8,496,570

	Jersey Island — 1.3%
537,770	WPP PLC	6,762,504

	Malta — 0.8%
490,407	Kindred Group PLC	4,159,362

	Netherlands — 2.2%
984,926	Aegon N.V.	4,903,183
253,230	BE Semiconductor Industries N.V.	6,519,140
		11,422,323

	New Zealand — 1.2%
2,253,748	Spark New Zealand Ltd.	6,056,265

	Norway — 0.6%
160,469	Equinor ASA	3,168,766

	Portugal — 1.0%
1,376,502	EDP-Energias de Portugal S.A.	5,230,967

	Singapore — 1.1%
2,250,540	Singapore Telecommunications Ltd.	5,821,796

	Spain — 3.6%
1,764,194	Mapfre S.A.	5,157,594
176,468	Naturgy Energy Group S.A.	4,862,035
208,149	Red Electrica Corp., S.A.	4,334,909
527,477	Telefonica S.A.	4,331,114
		18,685,652

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Sweden — 4.3%
263,740	JM AB	$6,063,707
541,919	Skandinaviska Enskilda Banken AB, Class A	5,014,099
380,963	Swedbank AB, Class A	5,720,917
1,155,969	Telia Co., AB	5,133,684
		21,932,407

	Switzerland — 2.9%
49,418	Swiss Re AG	5,023,809
8,804	Swisscom AG	4,420,037
14,941	Zurich Insurance Group AG	5,202,260
		14,646,106

	United Kingdom — 13.8%
293,885	Bovis Homes Group PLC	3,855,368
156,403	British American Tobacco PLC	5,460,191
2,111,140	BT Group PLC	5,267,193
1,387,158	Crest Nicholson Holdings PLC	6,289,009
3,606,367	Dixons Carphone PLC	5,012,723
826,083	Galliford Try PLC	6,614,497
650,718	HSBC Holdings PLC	5,428,504
2,944,238	ITV PLC	4,038,171
1,308,958	Legal & General Group PLC	4,479,943
623,466	Phoenix Group Holdings PLC	5,613,672
169,513	Royal Dutch Shell PLC, Class A	5,537,917
2,597,125	Standard Life Aberdeen PLC	9,716,585
364,217	United Utilities Group PLC	3,620,754
		70,934,527

	United States — 9.1%
95,213	Altria Group, Inc.	4,508,336
187,470	AT&T, Inc.	6,282,120
559,107	CenturyLink, Inc.	6,575,098
679,773	Ford Motor Co.	6,954,078
82,462	Helmerich & Payne, Inc.	4,174,226
216,004	Macy’s, Inc.	4,635,446
123,676	PacWest Bancorp	4,802,339
82,136	Southern (The) Co.	4,540,478
256,584	Waddell & Reed Financial, Inc., Class A	4,277,255
		46,749,376
	Total Common Stocks — 99.3%	510,559,223
	(Cost $537,920,384)

	Money Market Funds — 0.0%
4,800	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 2.19% (b)	4,800
	(Cost $4,800)

Description	Value

Total Investments — 99.3%	$510,564,023
(Cost $537,925,184) (c)
Net Other Assets and Liabilities — 0.7%	3,398,923
Net Assets — 100.0%	$513,962,946

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Rate shown reflects yield as of June 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $25,319,938 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $52,681,099. The net unrealized depreciation was $27,361,161.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$510,559,223	$—	$—
Money Market Funds	4,800	—	—
Total Investments	$510,564,023	$—	$—

* See Portfolio of Investments for country breakout.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Financials	43.9%
Consumer Discretionary	15.6
Communication Services	15.2
Utilities	7.3
Energy	5.2
Industrials	4.1
Materials	3.4
Information Technology	3.3
Consumer Staples	2.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	28.1%
British Pound Sterling	16.4
Australian Dollar	15.9
Canadian Dollar	11.6
United States Dollar	11.2
Swedish Krona	6.3
Swiss Franc	2.9
Hong Kong Dollar	2.1
Japanese Yen	1.7
New Zealand Dollar	1.2
Singapore Dollar	1.1
Danish Krone	0.9
Norwegian Krone	0.6
Total	100.0%

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.4%
	Australia — 2.7%
94,129	AGL Energy Ltd.	$1,322,326
1,906,983	Infigen Energy (b)	635,929
		1,958,255

	Canada — 10.3%
162,165	Boralex, Inc., Class A	2,438,264
252,230	Northland Power, Inc.	4,911,508
17,772	TransAlta Renewables, Inc.	187,959
		7,537,731

	Cayman Islands — 0.8%
931,289	China High Speed Transmission Equipment Group Co., Ltd. (b)	608,008

	China — 7.7%
6,429,266	China Longyuan Power Group Corp., Ltd., Class H	4,123,382
239,010	China Suntien Green Energy Corp., Ltd., Class H	63,028
1,352,872	Xinjiang Goldwind Science & Technology Co., Ltd., Class H (b)	1,479,003
		5,665,413

	Denmark — 17.2%
77,978	Orsted A/S (c)	6,742,733
67,981	Vestas Wind Systems A/S	5,872,082
		12,614,815

	France — 2.0%
96,498	Engie S.A.	1,463,770

	Germany — 8.5%
128,415	E. ON SE	1,394,644
135,977	Nordex SE (d)	1,873,988
57,954	RWE AG	1,428,042
12,938	Siemens AG	1,538,855
		6,235,529

	Greece — 1.1%
99,827	Terna Energy S.A.	800,269

	Guernsey — 4.0%
1,812,469	Renewables Infrastructure Group (The) Ltd.	2,950,847

	Italy — 3.5%
234,035	Enel S.p.A	1,633,984
46,387	Prysmian S.p.A.	957,352
		2,591,336

	Japan — 4.1%
90,210	Mitsui & Co., Ltd.	1,467,591
203,604	Toray Industries, Inc.	1,547,024
		3,014,615

	Portugal — 2.0%
379,535	EDP-Energias de Portugal S.A.	1,442,305

	South Korea — 0.3%
4,943	Dongkuk Structures & Construction Co., Ltd.	10,659

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
170,196	Unison Co., Ltd. (d)	$180,566
		191,225

	Spain — 13.4%
3,764	Acciona S.A.	404,036
88,947	Audax Renovables S.A. (b) (d)	210,173
54,947	Endesa S.A. (b)	1,412,678
169,351	Iberdrola S.A.	1,688,060
369,736	Siemens Gamesa Renewable Energy S.A.	6,146,641
		9,861,588

	Sweden — 1.6%
64,993	SKF AB, Class B	1,195,065

	Switzerland — 2.3%
71,380	ABB Ltd.	1,432,426
3,380	BKW AG	225,749
61	Gurit Holding AG	63,987
		1,722,162

	United Kingdom — 1.7%
89,839	SSE PLC	1,280,106

	United States — 16.2%
30,874	Alliant Energy Corp.	1,515,296
42,229	American Superconductor Corp. (d)	391,885
15,795	Duke Energy Corp.	1,393,751
136,304	General Electric Co.	1,431,192
7,544	NextEra Energy, Inc.	1,545,464
135,781	Pattern Energy Group, Inc., Class A	3,135,183
40,827	TPI Composites, Inc. (d)	1,009,243
20,992	Trinity Industries, Inc.	435,584
9,022	Woodward, Inc.	1,020,930
		11,878,528
	Total Common Stocks — 99.4%	73,011,567
	(Cost $70,993,039)

	Money Market Funds — 0.4%
336,464	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.25% (e) (f)	336,464
2,334	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.19% (e)	2,334
	Total Money Market Funds — 0.4%	338,798
	(Cost $338,798)

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 3.4%
$2,497,815	BNP Paribas S.A., 2.48% (e), dated 06/28/19, due 07/01/19, with a maturity value of $2,498,331. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 07/31/20. The value of the collateral including accrued interest is $2,548,902. (f)	$2,497,815
	(Cost $2,497,815)

	Total Investments — 103.2%	75,848,180
	(Cost $73,829,652) (g)
	Net Other Assets and Liabilities — (3.2)%	(2,379,517)
	Net Assets — 100.0%	$73,468,663

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,627,643 and the total value of the collateral held by the Fund is $2,834,279.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.
(e)	Rate shown reflects yield as of June 30, 2019.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,471,483 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,452,955. The net unrealized appreciation was $2,018,528.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$73,011,567	$—	$—
Money Market Funds	338,798	—	—
Repurchase Agreements	—	2,497,815	—
Total Investments	$73,350,365	$2,497,815	$—

* See Portfolio of Investments for country breakout.

% of Total
Sector Allocation	Long-Term Investments
Utilities	60.7%
Industrials	37.0
Materials	2.2
Energy	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	29.5%
United States Dollar	19.4
Danish Krone	16.6
Canadian Dollar	9.9
Hong Kong Dollar	8.3
British Pound Sterling	5.6
Japanese Yen	4.0
Australian Dollar	2.6
Swiss Franc	2.3
Swedish Krona	1.6
South Korean Won	0.2
Total	100.0%

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.5%
	Australia — 4.4%
5,854	CIMIC Group Ltd.	$183,996
35,311	Downer EDI Ltd.	171,547
6,766	Monadelphous Group Ltd.	89,349
		444,892

	Canada — 3.8%
4,213	Aecon Group, Inc.	61,673
10,034	SNC-Lavalin Group, Inc.	202,894
4,988	Stantec, Inc.	119,715
		384,282

	Cayman Islands — 1.3%
129,659	China State Construction International Holdings Ltd.	133,116

	China — 4.1%
228,358	China Communications Construction Co., Ltd., Class H	204,338
270,902	China Railway Group Ltd., Class H	205,993
		410,331

	Finland — 0.4%
5,917	YIT OYJ	36,400

	France — 8.3%
7,495	Bouygues S.A.	277,580
2,584	Eiffage S.A.	255,453
2,876	Vinci S.A.	294,523
		827,556

	Germany — 1.9%
1,560	HOCHTIEF AG	189,982

	Ireland — 2.3%
4,277	Kingspan Group PLC	232,275

	Italy — 0.2%
8,996	Salini Impregilo S.p.A. (b)	18,137

	Japan — 28.2%
31,800	Chiyoda Corp. (b) (c)	85,240
7,900	COMSYS Holdings Corp.	200,184
17,100	JGC Corp.	234,418
17,200	Kajima Corp.	235,789
7,300	Kandenko Co., Ltd.	60,938
8,800	Kinden Corp.	134,757
3,270	Kumagai Gumi Co., Ltd.	96,600
7,500	Kyowa Exeo Corp.	186,570
14,500	Maeda Corp.	115,930
4,600	Maeda Road Construction Co., Ltd.	96,723
2,900	Nippo Corp.	57,104
4,820	Nishimatsu Construction Co., Ltd.	92,855
24,900	Obayashi Corp.	245,039
3,100	Okumura Corp.	94,741
27,000	Penta-Ocean Construction Co., Ltd.	132,227
2,000	Raito Kogyo Co., Ltd.	25,507
26,800	Shimizu Corp.	222,474
3,600	SHO-BOND Holdings Co., Ltd.	126,884
7,000	Taisei Corp.	254,185

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
15,400	Toda Corp.	$85,131
2,000	Toshiba Plant Systems & Services Corp.	37,564
		2,820,860

	Netherlands — 3.3%
3,767	Arcadis N.V.	71,533
6,106	Boskalis Westminster (c)	141,015
27,835	Koninklijke BAM Groep N.V.	123,693
		336,241

	Norway — 0.3%
3,425	Veidekke ASA	33,244

	Panama — 2.6%
27,075	McDermott International, Inc. (b)	261,544

	Philippines — 0.9%
12,110	Manila Electric Co.	91,472

	South Korea — 2.8%
23,238	Daewoo Engineering & Construction Co., Ltd. (b)	99,420
5,211	GS Engineering & Construction Corp.	182,102
		281,522

	Spain — 4.0%
6,469	ACS Actividades de Construccion y Servicios S.A.	258,266
25,872	Sacyr S.A.	62,721
2,959	Tecnicas Reunidas S.A.	75,907
		396,894

	Sweden — 4.7%
6,552	NCC AB, Class B (c)	113,561
12,191	Peab AB	104,172
13,879	Skanska AB, Class B	250,643
		468,376

	United Kingdom — 2.2%
42,230	Balfour Beatty PLC	129,785
9,965	Galliford Try PLC	79,791
1,742	Keller Group PLC	13,583
		223,159

	United States — 23.8%
6,835	AECOM (b)	258,705
3,260	Dycom Industries, Inc. (b)	191,916
2,977	EMCOR Group, Inc.	262,274
8,967	Fluor Corp.	302,098
4,069	Granite Construction, Inc.	196,044
3,678	Jacobs Engineering Group, Inc.	310,386
9,421	KBR, Inc.	234,960
4,831	MasTec, Inc. (b)	248,942
1,446	Matrix Service Co. (b)	29,296
7,277	Quanta Services, Inc.	277,909

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
5,099	Tutor Perini Corp. (b)	$70,723
		2,383,253
	Total Common Stocks — 99.5%	9,973,536
	(Cost $10,013,209)

	Rights — 0.1%
	Spain — 0.1%
6,483	ACS Actividades de Construccion y Servicios S.A., expiring 7/08/19 (b)	10,173
	(Cost $10,713)

	Money Market Funds — 0.3%
28,094	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.25% (d) (e)	28,094
	(Cost $28,094)

Principal Value	Description	Value
	Repurchase Agreements — 2.1%
$208,564	BNP Paribas S.A., 2.48% (d), dated 06/28/19, due 07/01/19, with a maturity value of $208,607. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 07/31/20. The value of the collateral including accrued interest is $212,830. (e)	208,564
	(Cost $208,564)

	Total Investments — 102.0%	10,220,367
	(Cost $10,260,580) (f)
	Net Other Assets and Liabilities — (2.0)%	(204,477)
	Net Assets — 100.0%	$10,015,890

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $226,516 and the total value of the collateral held by the Fund is $236,658.
(d)	Rate shown reflects yield as of June 30, 2019.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,261,920 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,302,133. The net unrealized depreciation was $40,213.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$9,973,536	$—	$—
Rights*	10,173	—	—
Money Market Funds	28,094	—	—
Repurchase Agreements	—	208,564	—
Total Investments	$10,011,803	$208,564	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Industrials	93.1%
Energy	3.7
Information Technology	2.3
Utilities	0.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	28.2%
Japanese Yen	27.6
Euro	20.0
Hong Kong Dollar	5.3
Swedish Krona	4.6
Australian Dollar	4.3
Canadian Dollar	3.8
South Korean Won	2.8
British Pound Sterling	2.2
Philippine Peso	0.9
Norwegian Krone	0.3
Total	100.0%

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.5%
	Canada — 0.3%
2,479	Fortis, Inc.	$97,888

	China — 0.1%
4,122	BYD Co., Ltd., Class H	24,880

	France — 10.2%
10,647	Engie S.A.	161,504
30,876	Schneider Electric SE	2,800,302
		2,961,806

	Germany — 2.8%
4,303	Siemens AG	511,802
10,152	SMA Solar Technology AG (b)	295,291
		807,093

	Ireland — 5.1%
2,312	Eaton Corp. PLC	192,543
4,805	Johnson Controls International PLC	198,495
43,721	nVent Electric PLC	1,083,844
		1,474,882

	Italy — 8.8%
19,600	Enel S.p.A	136,843
116,779	Prysmian S.p.A.	2,410,128
		2,546,971

	Japan — 2.4%
1,400	NEC Corp.	55,057
1,600	NGK Insulators Ltd.	23,314
25,600	Nissin Electric Co., Ltd.	279,234
23,100	Osaki Electric Co., Ltd.	149,979
14,100	Panasonic Corp.	117,388
2,000	Toshiba Corp.	62,236
		687,208

	Jersey Island — 8.0%
28,913	Aptiv PLC	2,337,038

	Netherlands — 0.0%
516	STMicroelectronics N.V.	9,092

	Spain — 8.0%
111,065	Red Electrica Corp., S.A.	2,313,039

	Switzerland — 11.4%
121,113	ABB Ltd.	2,430,448
11,240	Landis+Gyr Group AG	895,216
		3,325,664

	Taiwan — 0.1%
2,493	Advantech Co., Ltd.	21,190

	United Kingdom — 0.7%
18,253	National Grid PLC	193,742

	United States — 41.6%
157	Adesto Technologies Corp. (b)	1,280
18,152	Advanced Energy Industries, Inc. (b)	1,021,413
9,340	American Superconductor Corp. (b)	86,675
2,021	Analog Devices, Inc.	228,110

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
248	Arcosa, Inc.	$9,332
111	AZZ, Inc.	5,108
13,018	Badger Meter, Inc.	777,044
184	Belden, Inc.	10,961
11,604	Cisco Systems, Inc.	635,087
12,657	Control4 Corp. (b)	300,604
139	Digi International, Inc. (b)	1,763
219	EnerSys	15,002
51,112	Enphase Energy, Inc. (b)	931,772
112	ESCO Technologies, Inc.	9,253
46,656	General Electric Co.	489,888
3,893	Honeywell International, Inc.	679,679
266	Hubbell, Inc.	34,686
4,349	International Business Machines Corp.	599,727
17,812	Itron, Inc. (b)	1,114,497
281	MasTec, Inc. (b)	14,480
7,152	MYR Group, Inc. (b)	267,127
3,223	NVIDIA Corp.	529,313
11,524	Oracle Corp.	656,522
33,711	Quanta Services, Inc.	1,287,423
20,211	SolarEdge Technologies, Inc. (b)	1,262,379
693	Tesla, Inc. (b) (c)	154,858
1,144	Trimble, Inc. (b)	51,606
99	Valmont Industries, Inc.	12,554
39,315	Veoneer, Inc. (b) (c)	680,543
235	WESCO International, Inc. (b)	11,903
5,405	Willdan Group, Inc. (b)	201,336
		12,081,925
	Total Common Stocks — 99.5%	28,882,418
	(Cost $28,146,332)

	Money Market Funds — 0.1%
17,936	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.25% (d) (e)	17,936
	(Cost $17,936)

Principal Value	Description	Value
	Repurchase Agreements — 0.4%
$133,150	BNP Paribas S.A., 2.48% (d), dated 06/28/19, due 07/01/19, with a maturity value of $133,178. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 07/31/20. The value of the collateral including accrued interest is $135,874. (e)	133,150
	(Cost $133,150)

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Description	Value
Total Investments — 100.0%	$29,033,504
(Cost $28,297,418) (f)
Net Other Assets and Liabilities — (0.0)%	(436)
Net Assets — 100.0%	$29,033,068

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $147,684 and the total value of the collateral held by the Fund is $151,086.
(d)	Rate shown reflects yield as of June 30, 2019.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,870,710 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,134,624. The net unrealized appreciation was $736,086.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$28,882,418	$—	$—
Money Market Funds	17,936	—	—
Repurchase Agreements	—	133,150	—
Total Investments	$28,900,354	$133,150	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long -Term Investments
Industrials	45.4%
Information Technology	33.1
Consumer Discretionary	11.5
Utilities	10.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	55.3%
Euro	29.7
Swiss Franc	11.4
Japanese Yen	2.4
British Pound Sterling	0.7
Canadian Dollar	0.3
Hong Kong Dollar	0.1
New Taiwan Dollar	0.1
Total	100.0%

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 98.9%
	Australia — 1.6%
72,676	Alumina Ltd.	$118,882
8,913	New Hope Corp. Ltd.	16,957
		135,839

	Bermuda — 3.2%
4,260	Bunge Ltd.	237,325
30,000	China Oriental Group Co. Ltd.	17,550
24,000	China Water Affairs Group Ltd.	23,626
		278,501

	Canada — 2.1%
2,541	Norbord, Inc.	62,984
3,504	Vermilion Energy, Inc. (b)	76,142
12,612	Whitecap Resources, Inc.	40,931
		180,057

	Cayman Islands — 0.3%
43,805	China Zhongwang Holdings Ltd.	22,094

	Chile — 1.1%
34,779	Empresas CMPC SA	95,464

	China — 0.8%
14,000	Angang Steel Co. Ltd., Class H	6,380
28,000	China Shenhua Energy Co., Ltd., Class H	58,640
		65,020

	Colombia — 1.5%
6,953	Ecopetrol SA, ADR	127,170

	Finland — 4.5%
14,446	UPM-Kymmene OYJ	383,889

	France — 4.4%
15,607	Veolia Environnement S.A.	380,135

	Hong Kong — 9.8%
4,946	CNOOC Ltd., ADR	842,551

	India — 0.2%
27,915	National Aluminium Co., Ltd.	19,978

	Indonesia — 0.7%
79,287	Bukit Asam Tbk PT	16,612
10,193	Indo Tambangraya Megah Tbk PT	12,663
246,775	Japfa Comfeed Indonesia Tbk PT	27,075
		56,350

	Israel — 1.3%
21,467	Israel Chemicals Ltd.	111,628

	Japan — 3.6%
46,700	Marubeni Corp.	308,836

	Norway — 1.1%
2,671	Austevoll Seafood ASA	28,039
1,622	Salmar ASA	70,524
		98,563

	Russia — 12.7%
4,268	Magnitogorsk Iron & Steel Works PJSC, GDR	39,265
1,690	MMC Norilsk Nickel PJSC	382,384

Shares	Description	Value
	Common Stocks (a) (Continued)
	Russia (Continued)
2,984	Novolipetsk Steel PJSC, GDR	$75,316
1,200	PhosAgro PJSC	47,137
663	Polyus PJSC	61,104
6,048	Severstal PJSC, GDR	101,909
31,100	Tatneft PJSC	381,101
		1,088,216

	South Africa — 1.1%
7,671	Exxaro Resources Ltd.	93,670

	Spain — 0.2%
4,064	Ence Energia y Celulosa SA	18,337

	Thailand — 0.2%
40,700	TTW PCL	18,845

	Turkey — 0.8%
51,969	Eregli Demir ve Celik Fabrikalari TAS	70,632

	United Kingdom — 22.1%
7,749	BHP Group PLC, ADR	396,051
19,635	Diversified Gas & Oil PLC	27,678
13,400	Evraz PLC	113,200
13,073	Pennon Group PLC	123,321
13,635	Rio Tinto PLC, ADR	850,006
7,024	Severn Trent PLC	182,685
20,914	United Utilities Group PLC	207,910
		1,900,851

	United States — 25.6%
2,668	Alliance Resource Partners, L.P. (c)	45,303
17,364	Archer-Daniels-Midland Co.	708,451
1,965	Domtar Corp.	87,501
1,904	GrafTech International Ltd.	21,896
8,586	International Paper Co.	371,946
16,849	Occidental Petroleum Corp.	847,168
3,291	Peabody Energy Corp.	79,313
1,485	Warrior Met Coal, Inc.	38,788
		2,200,366
	Total Common Stocks — 98.9%	8,496,992
	(Cost $8,171,323)

	Money Market Funds — 0.1%
6,704	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.25% (d) (e)	6,704
	(Cost $6,704)

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 0.6%
$49,767	BNP Paribas S.A., 2.48% (d), dated 06/28/19, due 07/01/19, with a maturity value of $49,777. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 07/31/20. The value of the collateral including accrued interest is $50,785. (e)	$49,767
	(Cost $49,767)

	Total Investments — 99.6%	8,553,463
	(Cost $8,227,794) (f)
	Net Other Assets and Liabilities — 0.4%	36,039
	Net Assets — 100.0%	$8,589,502

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $55,151 and the total value of the collateral held by the Fund is $56,471.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	Rate shown reflects yield as of June 30, 2019.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $514,284 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $188,615. The net unrealized appreciation was $325,669.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$8,496,992	$—	$—
Money Market Funds	6,704	—	—
Repurchase Agreements	—	49,767	—
Total Investments	$8,503,696	$49,767	$—

* See Portfolio of Investments for country breakout.

% of Total
Sector Allocation	Long-Term Investments
Materials	41.1%
Energy	31.4
Consumer Staples	12.6
Utilities	11.0
Industrials	3.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	59.8%
Russian Ruble	10.2
Euro	9.1
British Pound Sterling	7.7
Japanese Yen	3.6
Australian Dollar	1.6
Hong Kong Dollar	1.5
Canadian Dollar	1.2
Norwegian Krone	1.2
Chilean Peso	1.1
South African Rand	1.1
Turkish Lira	0.8
Indonesian Rupiah	0.7
Indian Rupee	0.2
Thai Baht	0.2
Total	100.0%

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.5%
	Australia — 1.2%
1,503	GrainCorp Ltd., Class A	$8,410
10,546	Incitec Pivot Ltd.	25,247
2,493	Nufarm Ltd.	7,176
		40,833

	Belgium — 0.3%
283	Tessenderlo Group S.A. (b)	9,445

	Bermuda — 1.5%
929	Bunge Ltd.	51,755

	Canada — 4.3%
2,680	Nutrien Ltd.	143,358

	Chile — 0.7%
791	Sociedad Quimica y Minera de Chile S.A., ADR	24,608

	Germany — 23.8%
4,473	BASF SE	325,113
5,198	Bayer AG	360,195
3,060	Evonik Industries AG	89,111
1,257	K+S AG	23,412
		797,831

	India — 4.3%
805	Escorts Ltd.	6,256
8,168	Mahindra & Mahindra Ltd.	77,547
1,671	Tata Chemicals Ltd.	15,169
3,345	UPL Ltd.	45,428
		144,400

	Israel — 1.3%
8,375	Israel Chemicals Ltd.	43,550

	Japan — 8.1%
8,100	Kubota Corp.	134,706
1,300	Mitsui Chemicals, Inc.	32,158
1,000	Nissan Chemical Corp.	45,031
300	Sakata Seed Corp.	8,751
10,900	Sumitomo Chemical Co., Ltd.	50,549
		271,195

	Malaysia — 3.2%
52,501	Petronas Chemicals Group Bhd	106,717

	Netherlands — 3.9%
8,894	CNH Industrial N.V.	91,431
1,384	OCI N.V. (b)	37,990
		129,421

	Norway — 2.6%
1,794	Yara International ASA	87,024

	Russia — 1.0%
853	PhosAgro PJSC	33,507

	Singapore — 3.4%
42,100	Wilmar International Ltd.	115,129

	Switzerland — 0.7%
67	Bucher Industries AG	23,088

Shares	Description	Value
	Common Stocks (a) (Continued)
	Taiwan — 0.3%
6,436	Taiwan Fertilizer Co., Ltd.	$9,894

	Turkey — 0.3%
2,430	Tekfen Holding AS	10,894

	United States — 38.6%
504	AGCO Corp.	39,095
1,452	CF Industries Holdings, Inc.	67,823
4,918	Corteva, Inc.	145,425
2,082	Deere & Co.	345,008
2,717	Dow, Inc.	133,975
4,271	DuPont de Nemours, Inc.	320,624
865	FMC Corp.	71,752
2,534	Mosaic (The) Co.	63,426
237	Raven Industries, Inc.	8,504
364	Scotts Miracle-Gro (The) Co.	35,854
269	SiteOne Landscape Supply, Inc. (b)	18,642
699	Toro (The) Co.	46,763
		1,296,891

	Total Investments — 99.5%	3,339,540
	(Cost $3,586,288) (c)
	Net Other Assets and Liabilities — 0.5%	16,414
	Net Assets — 100.0%	$3,355,954

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $195,110 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $441,858. The net unrealized depreciation was $246,748.

ADR	-	American Depositary Receipt

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,339,540	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	59.7%
Industrials	21.7
Health Care	10.8
Consumer Staples	5.5
Consumer Discretionary	2.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	45.2%
Euro	25.3
Japanese Yen	8.1
Indian Rupee	4.3
Canadian Dollar	4.3
Singapore Dollar	3.5
Malaysian Ringgit	3.2
Norwegian Krone	2.6
Australian Dollar	1.2
Russian Ruble	1.0
Swiss Franc	0.7
Turkish Lira	0.3
New Taiwan Dollar	0.3
Total	100.0%

First Trust BICK Index Fund (BICK)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.2%
	Brazil — 23.2%
304,264	Ambev S.A., ADR	$1,420,913
145,579	B3 S.A. - Brasil Bolsa Balcao	1,422,826
145,305	Banco Bradesco S.A., ADR	1,426,895
102,677	Banco do Brasil S.A.	1,438,031
178,412	BB Seguridade Participacoes S.A.	1,512,340
192,196	BRF S.A. (b)	1,468,517
154,717	Centrais Eletricas Brasileiras S.A.	1,419,869
120,421	Cia de Saneamento Basico do Estado de Sao Paulo	1,475,176
321,875	Cia Siderurgica Nacional S.A.	1,391,457
794,599	Cielo S.A.	1,392,636
383,837	Gerdau S.A. (Preference Shares)	1,514,377
52,256	IRB Brasil Resseguros S.A.	1,354,455
152,815	Itau Unibanco Holding S.A., ADR	1,439,517
429,686	Itausa - Investimentos Itau S.A. (Preference Shares)	1,445,733
243,541	JBS S.A.	1,335,688
139,953	Localiza Rent A Car S.A.	1,483,011
120,886	Lojas Renner S.A.	1,479,614
27,163	Magazine Luiza S.A.	1,476,654
94,252	Petroleo Brasileiro S.A., ADR	1,467,504
274,991	Rumo S.A. (b)	1,489,554
165,954	Suzano S.A.	1,417,974
257,437	Ultrapar Participacoes S.A.	1,354,243
109,066	Vale S.A., ADR	1,465,847
		33,092,831

	Cayman Islands — 20.4%
9,112	Alibaba Group Holding Ltd., ADR (b)	1,544,028
12,364	Baidu, Inc., ADR (b)	1,451,039
39,354	Ctrip.com International Ltd., ADR (b)	1,452,556
829,005	Geely Automobile Holdings Ltd.	1,417,810
74,605	iQIYI, Inc., ADR (b)	1,540,593
52,797	JD.com, Inc., ADR (b)	1,599,221
176,158	Meituan Dianping, Class B (b)	1,544,712
5,470	NetEase, Inc., ADR	1,399,062
15,879	New Oriental Education & Technology Group, Inc., ADR (b)	1,533,594
42,475	Pagseguro Digital Ltd., Class A (b)	1,655,251
70,034	Pinduoduo, Inc., ADR (b)	1,444,801
53,971	StoneCo., Ltd., Class A (b)	1,596,462
315,726	Sunac China Holdings Ltd.	1,552,015
159,495	Sunny Optical Technology Group Co. Ltd.	1,647,688
39,525	TAL Education Group, ADR (b)	1,505,903
32,707	Tencent Holdings Ltd.	1,476,310
32,757	Weibo Corp., ADR (b)	1,426,567
1,113,193	Xiaomi Corp., Class B (b) (c)	1,425,033
527,467	Yatra Online, Inc. (b)	1,972,727
		29,185,372

Shares	Description	Value
	Common Stocks (a) (Continued)
	China — 7.1%
3,281,086	Bank of China Ltd., Class H	$1,386,073
1,720,087	China Construction Bank Corp., Class H	1,481,903
585,892	China Life Insurance Co., Ltd., Class H	1,443,036
282,599	China Merchants Bank Co., Ltd., Class H	1,409,070
6,058,841	China Tower Corp. Ltd., Class H (c)	1,590,003
1,904,313	Industrial & Commercial Bank of China Ltd., Class H	1,389,529
123,269	Ping An Insurance (Group) Co. of China Ltd., Class H	1,480,168
		10,179,782

	Hong Kong — 1.0%
834,136	CNOOC Ltd.	1,426,585

	India — 17.2%
41,874	Axis Bank Ltd., GDR (b)	2,437,067
63,728	Dr. Reddy’s Laboratories Ltd., ADR	2,387,888
19,560	HDFC Bank Ltd., ADR	2,543,583
202,390	ICICI Bank Ltd., ADR	2,548,090
231,966	Infosys Ltd., ADR	2,482,036
63,001	Reliance Industries Ltd., GDR (c)	2,277,486
48,188	State Bank of India, GDR (b)	2,496,138
194,139	Tata Motors Ltd., ADR (b)	2,267,544
262,843	Vedanta Ltd., ADR	2,673,113
549,474	Wipro Ltd., ADR	2,379,223
		24,492,168
	Isle of Man — 0.3%
314,188	Eros International PLC (b)	424,154

	Jersey Island — 1.8%
43,886	WNS (Holdings) Ltd., ADR (b)	2,598,051

	Mauritius — 1.8%
103,348	MakeMyTrip Ltd. (b)	2,563,030

	South Korea — 25.3%
9,049	Amorepacific Corp.	1,289,188
8,525	Celltrion, Inc. (d)	1,517,245
17,121	Hotel Shilla Co., Ltd.	1,438,303
7,464	Hyundai Mobis Co., Ltd.	1,522,342
12,042	Hyundai Motor Co.	1,460,079
13,009	Kakao Corp.	1,481,560
36,979	KB Financial Group, Inc.	1,468,399
41,162	Kia Motors Corp.	1,568,552
62,296	Korea Electric Power Corp. (b)	1,378,481
4,864	LG Chem Ltd.	1,493,343
20,607	LG Electronics, Inc.	1,415,264
1,267	LG Household & Health Care Ltd.	1,440,758
6,278	Lotte Chemical Corp.	1,372,879
14,526	NAVER Corp.	1,434,170
3,396	NCSoft Corp.	1,402,929
6,820	POSCO	1,444,152

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
5,399	Samsung Biologics Co., Ltd. (b) (c)	$1,496,280
17,013	Samsung Electro-Mechanics Co., Ltd.	1,441,018
38,110	Samsung Electronics Co., Ltd.	1,551,267
7,413	Samsung SDI Co., Ltd.	1,518,360
36,438	Shinhan Financial Group Co., Ltd.	1,416,937
29,449	SillaJen, Inc. (b)	1,259,932
24,804	SK Hynix, Inc.	1,492,987
9,816	SK Innovation Co., Ltd.	1,351,703
6,466	SK Telecom Co., Ltd.	1,450,391
		36,106,519

	United States — 1.1%
33,993	Yum China Holdings, Inc.	1,570,477

	Total Investments — 99.2%	141,638,969
	(Cost $138,775,324) (e)
	Net Other Assets and Liabilities — 0.8%	1,123,478
	Net Assets — 100.0%	$142,762,447

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (October 1, 2018 to June 30, 2019), the Fund received 139 shares of Celltrion, Inc.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,206,869 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,343,224. The net unrealized appreciation was $2,863,645.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$141,638,969	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Financials	22.3%
Consumer Discretionary	21.7
Information Technology	15.0
Communication Services	10.6
Materials	9.0
Energy	5.6
Consumer Staples	4.9
Health Care	4.7
Utilities	3.0
Industrials	2.1
Real Estate	1.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	41.6%
South Korean Won	25.5
Brazilian Real	18.3
Hong Kong Dollar	14.6
Total	100.0%

First Trust Indxx NextG ETF (NXTG) (a)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (b) — 98.8%
	Argentina — 0.5%
35,743	Telecom Argentina S.A., ADR (c)	$631,579

	Australia — 0.5%
234,879	Telstra Corp., Ltd.	634,853

	Brazil — 0.4%
47,878	Telefonica Brasil S.A., ADR	623,372

	Canada — 1.4%
13,869	BCE, Inc.	630,992
12,004	Rogers Communications, Inc., Class B	642,572
17,024	TELUS Corp.	629,324
		1,902,888

	Cayman Islands — 1.8%
1,259,543	Hutchison Telecommunications Hong Kong Holdings Ltd.	296,678
1,745,962	Xiaomi Corp., Class B (c) (d) (e)	2,235,060
		2,531,738

	China — 0.9%
1,240,165	China Telecom Corp., Ltd., Class H	623,917
227,121	ZTE Corp., Class H (e)	655,629
		1,279,546

	Finland — 2.4%
26,384	DNA OYJ	630,026
13,203	Elisa OYJ	644,213
424,066	Nokia OYJ, ADR	2,124,571
		3,398,810

	France — 0.4%
39,811	Orange S.A.	627,656

	Germany — 2.5%
35,772	Deutsche Telekom AG	618,768
125,829	Infineon Technologies AG	2,224,897
216,864	Telefonica Deutschland Holding AG	605,887
		3,449,552

	Guernsey — 1.6%
35,413	Amdocs Ltd.	2,198,793

	Hong Kong — 3.3%
70,510	China Mobile Ltd.	642,215
570,675	China Unicom Hong Kong Ltd.	626,072
2,727,710	CITIC Telecom International Holdings Ltd.	1,082,466
2,867,736	Lenovo Group Ltd.	2,221,002
		4,571,755

	India — 3.0%
136,000	HCL Technologies Ltd.	2,097,604
201,170	Tech Mahindra Ltd.	2,059,277
		4,156,881

	Israel — 0.7%
66,608	Tower Semiconductor Ltd. (e)	1,050,408

Shares	Description	Value
	Common Stocks (b) (Continued)
	Japan — 8.9%
129,000	Anritsu Corp. (c)	$2,241,033
30,900	Fujitsu Ltd.	2,152,954
168,500	Mitsubishi Electric Corp.	2,217,702
56,100	NEC Corp.	2,206,224
27,370	NTT DOCOMO, Inc.	637,825
48,100	Softbank Corp.	624,365
43,900	Sony Corp.	2,299,747
		12,379,850

	Luxembourg — 0.5%
32,671	Intelsat S.A. (e)	635,451

	Malaysia — 0.2%
140,500	TIME dotCom Bhd	304,969

	Mexico — 0.4%
42,261	America Movil S.A.B. de C.V., Class L, ADR	615,320

	Netherlands — 3.3%
22,810	NXP Semiconductors N.V.	2,226,484
130,894	STMicroelectronics N.V.	2,321,898
		4,548,382

	Norway — 0.4%
28,658	Telenor ASA	608,404

	Philippines — 0.5%
26,427	PLDT, Inc., ADR	655,918

	Russia — 0.7%
74,035	Mobile TeleSystems PJSC, ADR	689,266
2,054,903	Sistema PJSFC	320,829
		1,010,095

	Singapore — 0.7%
254,500	Singapore Telecommunications Ltd.	658,352
274,600	StarHub Ltd.	312,553
		970,905

	South Africa — 0.4%
73,606	Vodacom Group Ltd.	625,377

	South Korea — 4.6%
52,395	KT Corp., ADR	648,126
31,119	LG Electronics, Inc.	2,137,216
50,512	LG Uplus Corp.	634,326
58,253	Samsung Electronics Co., Ltd.	2,371,187
2,842	SK Telecom Co., Ltd.	637,490
		6,428,345

	Spain — 0.4%
73,840	Telefonica S.A.	606,300

	Sweden — 2.4%
44,333	Tele2 AB, Class B	646,891
223,819	Telefonaktiebolaget LM Ericsson, Class B	2,123,426
143,753	Telia Co., AB	638,410
		3,408,727

	Switzerland — 1.7%
12,465	Huber + Suhner AG	1,049,603

First Trust Indxx NextG ETF (NXTG) (a)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (b) (Continued)
	Switzerland (Continued)
8,666	Sunrise Communications Group AG (d)	$646,710
1,248	Swisscom AG	626,557
		2,322,870

	Taiwan — 5.2%
173,889	Chunghwa Telecom Co. Ltd.	632,639
219,399	MediaTek, Inc.	2,218,043
54,607	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,138,956
360,235	Win Semiconductors Corp.	2,308,046
		7,297,684

	Turkey — 0.5%
302,226	Turkcell Iletisim Hizmetleri AS	668,076

	United Kingdom — 1.6%
234,589	BT Group PLC	585,288
514,315	Spirent Communications PLC	998,023
380,861	Vodafone Group PLC	625,490
		2,208,801

	United States — 47.0%
21,760	Acacia Communications, Inc. (e)	1,026,202
68,629	Advanced Micro Devices, Inc. (e)	2,084,263
10,308	American Tower Corp.	2,107,471
19,307	AT&T, Inc.	646,978
7,649	Broadcom, Inc.	2,201,841
50,725	Ciena Corp. (e)	2,086,319
38,353	Cisco Systems, Inc.	2,099,060
131,358	CommScope Holding Co., Inc. (e)	2,066,261
18,703	CoreSite Realty Corp.	2,154,025
16,252	Crown Castle International Corp.	2,118,448
36,712	CyrusOne, Inc.	2,119,017
18,112	Digital Realty Trust, Inc.	2,133,412
4,249	Equinix, Inc.	2,142,728
14,842	F5 Networks, Inc. (e)	2,161,440
150,123	Hewlett Packard Enterprise Co.	2,244,339
46,128	Intel Corp.	2,208,147
15,867	International Business Machines Corp.	2,188,059
80,052	Juniper Networks, Inc.	2,131,785
25,397	Keysight Technologies, Inc. (e)	2,280,905
45,875	Lumentum Holdings, Inc. (e)	2,450,184
64,536	Micron Technology, Inc. (e)	2,490,444
80,927	NetScout Systems, Inc. (e)	2,054,737
34,027	Qorvo, Inc. (e)	2,266,538
47,233	QTS Realty Trust, Inc., Class A	2,181,220
30,804	QUALCOMM, Inc.	2,343,260
9,594	SBA Communications Corp. (e)	2,157,115
48,940	Semtech Corp. (e)	2,351,567
29,368	Skyworks Solutions, Inc.	2,269,265
8,373	T-Mobile US, Inc. (e)	620,774
13,956	United States Cellular Corp. (e)	623,415
10,819	Verizon Communications, Inc.	618,089
164,571	Viavi Solutions, Inc. (e)	2,187,149

Shares	Description	Value
	Common Stocks (b) (Continued)
	United States (Continued)
3,574	VMware, Inc., Class A	$597,609
19,883	Xilinx, Inc.	2,344,603
		65,756,669
	Total Common Stocks — 98.8%	138,109,974
	(Cost $134,194,565)

	Money Market Funds — 0.2%
308,156	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.25% (f) (g)	308,156
	(Cost $308,156)

Principal Value	Description	Value
	Repurchase Agreements — 1.7%
$2,287,662	BNP Paribas S.A., 2.48% (f), dated 06/28/19, due 07/01/19, with a maturity value of $2,288,135. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 07/31/20. The value of the collateral including accrued interest is $2,334,451. (g)	2,287,662
	(Cost $2,287,662)

	Total Investments — 100.7%	140,705,792
	(Cost $136,790,383) (h)
	Net Other Assets and Liabilities — (0.7)%	(925,038)
	Net Assets — 100.0%	$139,780,754

First Trust Indxx NextG ETF (NXTG) (a)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

(a)	As of May 30, 2019, First Trust Nasdaq Smartphone Index Fund (FONE) changed its name to First Trust Indxx NextG ETF (NXTG).
(b)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,471,345 and the total value of the collateral held by the Fund is $2,595,818.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	Rate shown reflects yield as of June 30, 2019.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,699,194 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $783,785. The net unrealized appreciation was $3,915,409.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$138,109,974	$—	$—
Money Market Funds	308,156	—	—
Repurchase Agreements	—	2,287,662	—
Total Investments	$138,418,130	$2,287,662	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	62.5%
Communication Services	19.5
Real Estate	12.4
Consumer Discretionary	3.2
Industrials	2.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	58.7%
Japanese Yen	8.8
Hong Kong Dollar	6.0
Euro	5.9
South Korean Won	4.1
New Taiwan Dollar	3.7
Indian Rupee	3.0
Swedish Krona	2.4
Swiss Franc	1.6
British Pound Sterling	1.6
Canadian Dollar	1.4
Singapore Dollar	0.7
Turkish Lira	0.5
Australian Dollar	0.4
South African Rand	0.4
Norwegian Krone	0.4
Russian Ruble	0.2
Malaysian Ringgit	0.2
Total	100.0%

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.4%
	Bermuda — 0.9%
150,196	Brilliance China Automotive Holdings Ltd.	$166,122

	Cayman Islands — 3.4%
363,325	Geely Automobile Holdings Ltd.	621,378

	China — 4.3%
102,383	BAIC Motor Corp., Ltd., Class H (b)	64,221
44,165	BYD Co., Ltd., Class H (c)	266,572
133,091	Dongfeng Motor Group Co., Ltd., Class H	109,039
199,779	Great Wall Motor Co., Ltd., Class H	142,961
181,212	Guangzhou Automobile Group Co., Ltd., Class H	193,467
		776,260

	France — 8.0%
30,224	Peugeot S.A.	744,748
11,194	Renault S.A.	703,770
		1,448,518

	Germany — 19.4%
9,732	Bayerische Motoren Werke AG	720,303
25,996	Daimler AG	1,446,226
9,862	Porsche Automobil Holding SE (Preference Shares)	640,772
4,327	Volkswagen AG (Preference Shares)	729,277
		3,536,578

	Italy — 0.2%
10,149	Piaggio & C. S.p.A.	29,797

	Japan — 32.3%
55,135	Honda Motor Co., Ltd.	1,424,208
38,659	Mazda Motor Corp.	403,210
44,100	Mitsubishi Motors Corp.	211,062
99,376	Nissan Motor Co., Ltd.	711,205
28,965	Subaru Corp.	703,606
14,159	Suzuki Motor Corp.	665,039
22,876	Toyota Motor Corp.	1,419,048
18,912	Yamaha Motor Co., Ltd.	335,913
		5,873,291

	Malaysia — 0.1%
18,793	UMW Holdings Bhd	24,557

	South Korea — 7.3%
5,955	Hyundai Motor Co.	722,037
15,664	Kia Motors Corp.	596,905
		1,318,942

	Taiwan — 0.4%
41,002	China Motor Corp.	36,567
55,715	Yulon Motor Co., Ltd.	40,899
		77,466

	United Kingdom — 0.3%
4,846	Aston Martin Lagonda Global Holdings PLC (b) (d)	61,850

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States — 22.8%
141,299	Ford Motor Co.	$1,445,489
40,347	General Motors Co.	1,554,570
9,527	Harley-Davidson, Inc.	341,352
3,632	Tesla, Inc. (c) (d)	811,607
		4,153,018
	Total Common Stocks — 99.4%	18,087,777
	(Cost $20,670,026)

	Money Market Funds — 0.6%
110,487	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.25% (e) (f)	110,487
	(Cost $110,487)

Principal Value	Description	Value
	Repurchase Agreements — 4.5%
$820,224	BNP Paribas S.A., 2.48% (e), dated 06/28/19, due 07/01/19, with a maturity value of $820,393. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 07/31/20. The value of the collateral including accrued interest is $837,000. (f)	820,224
	(Cost $820,224)

	Total Investments — 104.5%	19,018,488
	(Cost $21,600,737) (g)
	Net Other Assets and Liabilities — (4.5)%	(816,754)
	Net Assets — 100.0%	$18,201,734

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $908,285 and the total value of the collateral held by the Fund is $930,711.
(d)	Non-income producing security.
(e)	Rate shown reflects yield as of June 30, 2019.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $646,095 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,228,344. The net unrealized depreciation was $2,582,249.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$18,087,777	$—	$—
Money Market Funds	110,487	—	—
Repurchase Agreements	—	820,224	—
Total Investments	$18,198,264	$820,224	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	100.0%
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	30.9%
United States Dollar	26.7
Euro	26.4
Hong Kong Dollar	8.2
South Korean Won	7.0
New Taiwan Dollar	0.4
British Pound Sterling	0.3
Malaysian Ringgit	0.1
Total	100.0%

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.5%
	Canada — 0.9%
65,830	Shopify, Inc., Class A (b)	$19,758,875

	Cayman Islands — 2.8%
363,725	Alibaba Group Holding Ltd., ADR (b)	61,633,201

	Germany — 1.8%
294,061	SAP SE, ADR	40,227,545

	Jersey Island — 0.8%
398,605	Mimecast Ltd. (b)	18,618,840

	Netherlands — 0.8%
220,555	Elastic N.V. (b)	16,466,636

	United States — 92.4%
66,800	Adobe, Inc. (b)	19,682,620
240,137	Akamai Technologies, Inc. (b)	19,244,579
87,061	Alphabet, Inc., Class A (b)	94,269,651
54,270	Amazon.com, Inc. (b)	102,767,300
415,922	Anaplan, Inc. (b)	20,991,583
187,722	Appfolio, Inc., Class A (b)	19,198,329
1,001,751	Appian Corp. (b) (c)	36,133,159
147,973	Arista Networks, Inc. (b)	38,416,750
267,546	Avalara, Inc. (b)	19,316,821
638,105	Benefitfocus, Inc. (b)	17,324,551
235,269	Blackbaud, Inc.	19,644,962
352,006	Blackline, Inc. (b)	18,835,841
978,725	Box, Inc., Class A (b)	17,235,347
1,202,438	Carbon Black, Inc. (b)	20,104,763
8,658,699	CenturyLink, Inc.	101,826,300
1,391,252	Cisco Systems, Inc.	76,143,222
769,087	Citrix Systems, Inc.	75,478,198
3,946,928	Cloudera, Inc. (b)	20,760,841
339,969	Cornerstone OnDemand, Inc. (b)	19,694,404
165,708	Coupa Software, Inc. (b)	20,980,290
322,809	DocuSign, Inc. (b)	16,046,835
1,080,397	Domo, Inc., Class B (b)	29,516,446
802,160	Dropbox, Inc., Class A (b)	20,094,108
1,155,601	Eventbrite, Inc., Class A (b)	18,720,736
230,122	Everbridge, Inc. (b)	20,577,509
352,420	Five9, Inc. (b)	18,075,622
3,957,002	Hewlett Packard Enterprise Co.	59,157,180
104,439	HubSpot, Inc. (b)	17,808,938
427,515	International Business Machines Corp.	58,954,319
73,912	Intuit, Inc.	19,315,423
251,936	LogMeIn, Inc.	18,562,645
778,878	Microsoft Corp.	104,338,497
408,472	MicroStrategy, Inc., Class A (b)	58,538,122
644,745	MongoDB, Inc. (b)	98,059,267
611,373	NetApp, Inc.	37,721,714
180,391	New Relic, Inc. (b)	15,605,626
1,934,093	Nutanix, Inc., Class A (b)	50,170,373
1,903,791	Oracle Corp.	108,458,973
85,324	Paycom Software, Inc. (b)	19,344,657
2,728,141	Pivotal Software, Inc., Class A (b)	28,809,169

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
2,282,052	Pure Storage, Inc., Class A (b)	$34,846,934
247,087	Q2 Holdings, Inc. (b)	18,867,563
358,565	salesforce.com, Inc. (b)	54,405,068
69,088	ServiceNow, Inc. (b)	18,969,492
421,046	Smartsheet, Inc., Class A (b)	20,378,626
158,760	Splunk, Inc. (b)	19,964,070
1,052,130	SVMK, Inc. (b)	17,370,666
400,637	Tabula Rasa HealthCare, Inc. (b)	20,003,806
526,986	Teradata Corp. (b)	18,892,448
411,321	Twilio, Inc., Class A (b)	56,083,618
117,288	Veeva Systems, Inc., Class A (b)	19,013,558
306,758	VMware, Inc., Class A	51,293,005
88,658	Workday, Inc., Class A (b)	18,226,312
325,245	Workiva, Inc. (b)	18,893,482
214,799	Zendesk, Inc. (b)	19,123,555
263,687	Zscaler, Inc. (b)	20,208,972
1,293,544	Zuora, Inc., Class A (b)	19,817,094
		2,042,283,939
	Total Common Stocks — 99.5%	2,198,989,036
	(Cost $2,113,033,624)

	Money Market Funds — 0.1%
1,550,197	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.25% (d) (e)	1,550,197
	(Cost $1,550,197)

Principal Value	Description	Value
	Repurchase Agreements — 0.5%
$11,508,226	BNP Paribas S.A., 2.48% (d), dated 06/28/19, due 07/01/19, with a maturity value of $11,510,604. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 07/31/20. The value of the collateral including accrued interest is $11,743,604. (e)	11,508,226
	(Cost $11,508,226)

	Total Investments — 100.1%	2,212,047,459
	(Cost $2,126,092,047) (f)
	Net Other Assets and Liabilities — (0.1)%	(2,127,209)
	Net Assets — 100.0%	$2,209,920,250

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $12,755,759 and the total value of the collateral held by the Fund is $13,058,423.
(d)	Rate shown reflects yield as of June 30, 2019.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $134,721,564 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $48,766,152. The net unrealized appreciation was $85,955,412.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,198,989,036	$—	$—
Money Market Funds	1,550,197	—	—
Repurchase Agreements	—	11,508,226	—
Total Investments	$2,200,539,233	$11,508,226	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	81.0%
Communication Services	9.7
Consumer Discretionary	7.5
Health Care	1.8
Total	100.0%

First Trust International IPO ETF (FPXI)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.7%
	Australia — 1.7%
9,472	IDP Education Ltd.	$117,436
8,848	Netwealth Group Ltd.	49,694
11,812	WiseTech Global Ltd.	229,788
		396,918

	Brazil — 4.6%
9,352	Azul S.A., ADR (b)	312,731
25,013	Hapvida Participacoes e Investimentos S.A. (c)	254,888
11,614	IRB Brasil Resseguros S.A.	301,030
19,684	Notre Dame Intermedica Participacoes S.A.	205,096
		1,073,745

	Canada — 6.9%
22,186	Hydro One Ltd. (c)	386,949
4,149	Shopify, Inc., Class A (b)	1,245,322
		1,632,271

	Cayman Islands — 13.7%
1,875	Arco Platform Ltd., Class A (b)	82,087
149,362	Country Garden Services Holdings Co., Ltd.	345,313
4,883	GDS Holdings Ltd., ADR (b)	183,454
197,000	Haidilao International Holding Ltd. (c)	823,387
48,833	HKBN Ltd.	88,018
43,208	Innovent Biologics, Inc. (b) (c)	145,747
6,040	Pagseguro Digital Ltd., Class A (b)	235,379
13,837	Qudian, Inc., ADR (b)	103,777
16,564	Sea Ltd., ADR (b)	550,256
46,178	Wuxi Biologics Cayman, Inc. (b) (c)	414,684
48,417	Yihai International Holding Ltd.	251,329
		3,223,431

	China — 15.3%
6,552,422	China Tower Corp. Ltd., Class H (c)	1,719,532
3,016,661	Postal Savings Bank of China Co., Ltd., Class H (c)	1,791,839
21,000	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H (c)	104,977
		3,616,348

	Denmark — 8.0%
1,747	Ascendis Pharma A/S, ADR (b)	201,167
19,561	Orsted A/S (c)	1,691,434
		1,892,601

	Finland — 0.6%
5,579	Valmet OYJ	139,058

	Germany — 10.1%
6,001	Knorr-Bremse AG	668,726
37,225	Siemens Healthineers AG (c)	1,570,813
2,257	Varta AG (b)	140,127
		2,379,666

Shares	Description	Value
	Common Stocks (a) (Continued)
	Hong Kong — 0.3%
37,000	China Tobacco International HK Co. Ltd. (b)	$61,764

	Italy — 5.8%
27,918	Infrastrutture Wireless Italiane S.p.A. (c)	273,964
30,120	Italgas S.p.A.	202,346
23,369	Nexi S.p.A. (b) (c)	240,777
60,774	Poste Italiane S.p.A. (c)	639,923
		1,357,010

	Japan — 7.0%
14,900	SG Holdings Co., Ltd.	422,200
89,100	Softbank Corp.	1,156,569
1,300	Sushiro Global Holdings Ltd.	77,531
		1,656,300

	Jersey Island — 1.4%
5,347	Novocure Ltd. (b)	338,091

	Netherlands — 11.6%
1,102	Adyen N.V. (b) (c)	850,343
1,403	Argenx SE, ADR (b)	198,637
9,098	Ferrari N.V.	1,477,314
2,278	Takeaway.com N.V. (b) (c)	213,442
		2,739,736

	Norway — 1.2%
25,355	Adevinta ASA, Class A (b)	281,773

	Singapore — 0.9%
25,812	BOC Aviation Ltd. (c)	216,760

	Spain — 1.7%
11,118	Cellnex Telecom S.A. (c)	411,380

	Sweden — 2.6%
6,695	Evolution Gaming Group AB (c)	132,513
32,221	Tele2 AB, Class B	470,157
		602,670

	United Kingdom — 6.3%
8,973	Atlassian Corp. PLC, Class A (b)	1,174,027
34,590	Auto Trader Group PLC (c)	240,636
2,020	Endava PLC, ADR (b)	81,285
		1,495,948

	Total Investments — 99.7%	23,515,470
	(Cost $19,729,924) (d)
	Net Other Assets and Liabilities — 0.3%	79,681
	Net Assets — 100.0%	$23,595,151

First Trust International IPO ETF (FPXI)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,922,207 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $136,661. The net unrealized appreciation was $3,785,546.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$23,515,470	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Communication Services	22.1%
Information Technology	18.0
Health Care	14.6
Consumer Discretionary	12.7
Financials	12.3
Utilities	9.7
Industrials	9.5
Consumer Staples	1.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	29.0%
Hong Kong Dollar	25.4
United States Dollar	20.0
Danish Krone	7.2
Japanese Yen	7.0
Brazilian Real	3.2
Swedish Krona	2.6
Australian Dollar	1.7
Canadian Dollar	1.7
Norwegian Krone	1.2
British Pound Sterling	1.0
Total	100.0%

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	France — 2.5%
183,226	Thales S.A.	$22,636,827

	Israel — 6.1%
231,847	Check Point Software Technologies Ltd. (b)	26,803,832
193,625	CyberArk Software Ltd. (b)	24,753,020
151,769	Radware Ltd. (b)	3,753,247
		55,310,099

	Japan — 2.5%
35,400	FFRI, Inc. (b)	1,603,942
470,936	Trend Micro, Inc.	20,988,244
		22,592,186

	Jersey Island — 2.1%
405,644	Mimecast Ltd. (b)	18,947,631

	South Korea — 0.3%
39,220	Ahnlab, Inc.	2,173,888

	United Kingdom — 5.5%
3,275,049	Avast PLC (c)	12,477,486
4,485,187	BAE Systems PLC	28,217,894
618,037	NCC Group PLC	1,284,062
992,478	Sophos Group PLC (c)	4,974,805
143,299	Ultra Electronics Holdings PLC	3,002,722
		49,956,969

	United States — 80.9%
277,682	A10 Networks, Inc. (b)	1,893,791
339,280	Akamai Technologies, Inc. (b)	27,189,899
404,751	Booz Allen Hamilton Holding Corp.	26,798,564
752,264	Carbon Black, Inc. (b)	12,577,854
982,825	Cisco Systems, Inc.	53,790,012
193,581	F5 Networks, Inc. (b)	28,191,201
1,752,443	FireEye, Inc. (b)	25,953,681
473,110	ForeScout Technologies, Inc. (b)	16,019,505
352,761	Fortinet, Inc. (b)	27,102,628
226,993	Itron, Inc. (b)	14,202,952
1,038,933	Juniper Networks, Inc.	27,666,786
339,415	Leidos Holdings, Inc.	27,102,288
75,635	ManTech International Corp., Class A	4,980,565
528,027	MobileIron, Inc. (b)	3,273,767
451,656	Okta, Inc. (b)	55,784,033
194,526	OneSpan, Inc. (b)	2,756,433
255,504	Palo Alto Networks, Inc. (b)	52,061,495
227,554	Proofpoint, Inc. (b)	27,363,368
193,875	Qualys, Inc. (b)	16,882,635
386,509	Rapid7, Inc. (b)	22,355,681
293,045	Raytheon Co.	50,954,665
250,932	Ribbon Communications, Inc. (b)	1,227,057
1,142,659	SailPoint Technologies Holding, Inc. (b)	22,898,886
180,372	SecureWorks Corp., Class A (b)	2,397,144
448,604	Splunk, Inc. (b)	56,411,953
1,365,093	Symantec Corp.	29,704,424
606,869	Tenable Holdings, Inc. (b)	17,320,041

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
243,822	Varonis Systems, Inc. (b)	$15,102,335
131,132	VeriSign, Inc. (b)	27,427,569
549,400	Zix Corp. (b)	4,994,046
372,552	Zscaler, Inc. (b)	28,552,385
		730,937,643

	Total Investments — 99.9%	902,555,243
	(Cost $811,957,552) (d)
	Net Other Assets and Liabilities — 0.1%	1,064,037
	Net Assets — 100.0%	$903,619,280

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $118,248,314 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $27,650,623. The net unrealized appreciation was $90,597,691.

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$902,555,243	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	88.4%
Industrials	11.6
Total	100.0%

First Trust Exchange-Traded Fund II

Additional Information

June 30, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Disclaimers

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

First Trust BICK Index Fund

First Trust Cloud Computing ETF

First Trust Global Engineering and Construction ETF

First Trust Global Wind Energy ETF

First Trust Nasdaq Cybersecurity ETF

First Trust NASDAQ Global Auto Index Fund

The ISE BICKTM Index, ISE CTA Cloud Computing Index, ISE Global Engineering and Construction Index, ISE Global Wind Energy Index, Nasdaq CTA Cybersecurity IndexSM and NASDAQ Global Auto Index are determined, composed and calculated by Nasdaq, Inc. (the “Nasdaq Indices,” and the Funds that seek to track the Nasdaq Indices, the “Nasdaq Funds”), The Nasdaq Funds are not sponsored, endorsed, sold or promoted by Nasdaq, Inc., or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Nasdaq Funds. The Corporations make no representation or warranty, express or implied to the owners of the Nasdaq Funds or any member of the public regarding the advisability of investing in securities generally or in the Nasdaq Funds particularly, or the ability of the Nasdaq Indices to track general stock market performance. The Corporations' only relationship to First Trust is in the licensing of Nasdaq, Inc. and certain trade names of the Corporations and the use of the Nasdaq Indices which are determined, composed and calculated by Nasdaq, Inc. without regard to First Trust or the Funds. Nasdaq, Inc. has no obligation to take the needs of First Trust or the owners of the Nasdaq Funds into consideration in determining, composing or calculating the Nasdaq Indices. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Nasdaq Funds to be issued or in the determination or calculation of the equation by which the Nasdaq Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Nasdaq Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST,

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2019 (Unaudited)

OWNERS OF THE NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

First Trust Dow Jones Global Select Dividend Index Fund

The Dow Jones Global Select Dividend Index℠ is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by First Trust. First Trust Dow Jones Global Select Dividend Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the First Trust Dow Jones Global Select Dividend Index Fund or any member of the public regarding the advisability of investing in securities generally or in First Trust Dow Jones Global Select Dividend Index Fund particularly or the ability of the Dow Jones Global Select Dividend Index℠ to track general market performance. S&P Dow Jones Indices only relationship to First Trust with respect to the Dow Jones Global Select Dividend Index℠ is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Dow Jones Global Select Dividend Index℠ is determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust Dow Jones Global Select Dividend Index Fund. S&P Dow Jones Indices have no obligation to take the needs of First Trust or the owners of First Trust Dow Jones Global Select Dividend Index Fund into consideration in determining, composing or calculating the Dow Jones Global Select Dividend Index℠. S&P Dow Jones Indices is not responsible for and have not participated in the determination of the prices, and amount of First Trust Dow Jones Global Select Dividend Index Fund or the timing of the issuance or sale of First Trust Dow Jones Global Select Dividend Index Fund or in the determination or calculation of the equation by which First Trust Dow Jones Global Select Dividend Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of First Trust Dow Jones Global Select Dividend Index Fund. There is no assurance that investment products based on the Dow Jones Global Select Dividend Index℠ will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES GLOBAL SELECT DIVIDEND INDEX℠ OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES GLOBAL SELECT DIVIDEND INDEX℠ OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2019 (Unaudited)

NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.”

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

The shares of the First Trust FTSE EPRA/NAREIT Developed Market Real Estate Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited or by the London Stock Exchange Plc (the “London Exchange”), The Financial Times Limited (“FT”), Euronext N.V. (“Euronext”), European Public Real Estate Association (“EPRA”) and National Association of Real Estate Investment Trusts (“NAREIT”) and neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Index and/or the figure at which the FTSE EPRA/NAREIT Developed Index stands at any particular time on any particular day or otherwise. The FTSE EPRA/NAREIT Developed Index is compiled and calculated by FTSE. However, neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE, Euronext, London Exchange, FT, EPRA or NAREIT shall be under any obligation to advise any person of any error therein.

“FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE under license. “NAREIT® ” is a trade mark of the National Association of Real Estate Investment Trusts. “EPRA®” is a trade mark of EPRA. All are used by FTSE under license. All intellectual property rights within the index values and constituent list vest in FTSE, Euronext, NAREIT and EPRA. First Trust has obtained full license from FTSE to use such intellectual property rights in the creation of this product.

First Trust Indxx Global Agriculture ETF

First Trust Indxx Global Natural Resources Income ETF

First Trust Indxx NextG ETF

The First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources ETF and First Trust Indxx NextG ETF are not sponsored, endorsed, sold or promoted by Indxx, LLC. Indxx, LLC makes no representation or warranty, express or implied, to the owners of the First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources ETF or First Trust Indxx NextG ETF or any member of the public regarding the advisability of trading in the First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources ETF or First Trust Indxx NextG ETF. Indxx, LLC’s only relationship to First Trust is the licensing of certain trademarks and trade names of Indxx, LLC and of the Indxx Global Natural Resources Income Index, Indxx Global Agriculture Index and Indxx 5G & NextG Thematic Index which are determined, composed and calculated by Indxx, LLC without regard to First Trust or the First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources ETF or First Trust Indxx NextG ETF. Indxx, LLC has no obligation to take the needs of First Trust or the owners of the First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources ETF or First Trust Indxx NextG ETF into consideration in determining, composing or calculating the Indxx Global Natural Resources Income Index, Indxx Global Agriculture Index and Indxx 5G & NextG Thematic Index. Indxx, LLC is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources ETF or First Trust Indxx NextG ETF to be listed or in the determination or calculation of the equation by which the First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources ETF or First Trust Indxx NextG ETF are to be converted into cash. Indxx, LLC has no obligation or liability in connection with the administration, marketing or trading of the First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources ETF or First Trust Indxx NextG ETF.

INDXX, LLC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX, INDXX GLOBAL AGRICULTURE INDEX OR INDXX 5G & NEXTG THEMATIC INDEX OR ANY DATA INCLUDED THEREIN AND INDXX, LLC SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. INDXX, LLC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST INDXX GLOBAL AGRICULTURE ETF, FIRST TRUST INDXX GLOBAL NATURAL RESOURCES ETF OR FIRST TRUST INDXX NEXTG ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX, INDXX

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2019 (Unaudited)

GLOBAL AGRICULTURE INDEX OR INDXX 5G & NEXTG THEMATIC INDEX OR ANY DATA INCLUDED THEREIN. INDXX, LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX, INDXX GLOBAL AGRICULTURE INDEX OR INDXX 5G & NEXTG THEMATIC INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDXX, LLC HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN INDXX, LLC AND FIRST TRUST.

First Trust International Equity Opportunities ETF

First Trust International Equity Opportunities ETF is not sponsored, endorsed, sold or promoted by IPOX Schuster, LLC. IPOX Schuster LLC makes no representation or warranty, express or implied, to the owners of the First Trust International Equity Opportunities ETF or any member of the public regarding the advisability of trading in the First Trust International Equity Opportunities ETF. IPOX Schuster LLC’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX Schuster LLC and of the IPOX International Index, which is determined, composed and calculated by IPOX Schuster LLC without regard to First Trust or the First Trust International Equity Opportunities ETF. IPOX Schuster LLC has no obligation to take the needs of First Trust or the owners of the First Trust International Equity Opportunities ETF into consideration in determining, composing or calculating the IPOX International Index. IPOX Schuster LLC is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the First Trust International Equity Opportunities ETF to be listed or in the determination or calculation of the equation by which the First Trust International Equity Opportunities ETF is to be converted into cash. IPOX Schuster LLC has no obligation or liability in connection with the administration, marketing or trading of the First Trust International Equity Opportunities ETF.

IPOX SCHUSTER LLC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE IPOX INTERNATIONAL INDEX OR ANY DATA INCLUDED THEREIN AND INDXX, LLC SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. IPOX SCHUSTER LLC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE IPOX INTERNATIONAL INDEX OR ANY DATA INCLUDED THEREIN. IPOX SCHUSTER LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE IPOX INTERNATIONAL INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IPOX SCHUSTER LLC HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN IPOX SCHUSTER LLC AND FIRST TRUST.

IPOX® IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX® SCHUSTER LLC AND IPOX® SCHUSTER, IPOX® -100 AND IPOX® -30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX® SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX® SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A patent with respect to the IPOX® index methodology has been issued (U.S. Pat. No. 7,698,197). IPOX® is a registered international trademark of IPOX® Schuster LLC (www.ipoxschuster.com).

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund

The First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc., Clean Edge, Inc. (“Clean Edge”) or their affiliates (Nasdaq, Inc. and Clean Edge, collectively with their affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund. The Corporations make no representation or

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2019 (Unaudited)

warranty, express or implied to the owners of the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly, or the ability of the NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM to track general stock market or sector performance. The Corporations’ only relationship to First Trust Advisors is in the licensing of: (a) certain intellectual property, including NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM and certain trade names, trademarks or service marks of the Corporations; and (b) the use of the NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM which each is determined and composed by the Corporations without regard to First Trust or the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund, as a benchmark or a component of a pricing or settlement mechanism for each First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund. The Corporations neither recommend nor endorse any investment in the NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM or in the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund based thereon. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the First Trust NASDAQ® Clean
Edge® Smart Grid Infrastructure Index Fund to be issued or in the determination or calculation of the equation by which the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund. Neither the NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM nor the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund should be construed as investment advice by the Corporations.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY FIRST TRUST OR THE FIRST TRUST NASDAQ® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEX FUND, OWNERS OF THE FIRST TRUST NASDAQ® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

First Trust STOXX® European Select Dividend Index Fund

“STOXX” is a trademark of STOXX Limited and has been licensed for use for certain purposes by First Trust and the First Trust STOXX European Select Dividend Index Fund. STOXX Limited and its licensors (the “STOXX Licensors”) have no relationship to First Trust, other than the licensing of the STOXX Europe Select Dividend 30 Index (the “STOXX Index”) and the related trademarks for use in connection with the Fund.

The STOXX Licensors do not:

• sponsor, endorse, sell or promote the Fund.

• recommend that any person invest in the Fund or any other securities.

• have any responsibility or liability for or make any decisions about the timing, amount or pricing of Fund.

• have any responsibility or liability for the administration, management or marketing of the Fund.

• consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the

  STOXX Index or have any obligation to do so.

The STOXX Licensors give no warranty, and exclude any liability (whether in negligence or otherwise), in connection with the Fund or their performance.

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2019 (Unaudited)

STOXX does not assume any contractual relationship with the purchasers of the Fund or any other third parties. Specifically,

•	STOXX Licensors do not give any warranty, express or implied, and exclude any liability about:
o	the results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the STOXX Index and the data included in the STOXX Index;
o	the accuracy, timeliness, and completeness of the STOXX Index and its data;
o	the merchantability and the fitness for a particular purpose or use of the STOXX Index and its data;
o	the performance of the Fund generally.
•	STOXX Licensors give no warranty and exclude any liability, for any errors, omissions or interruptions in the STOXX Index or its data;
•	Under no circumstances will STOXX Licensors be liable (whether in negligence or otherwise) for Any loss profits or indirect, punitive, special or consequential damages or losses, arising as a result of such errors, omissions or interruptions in the STOXX Index or its data or generally in relation to the Fund, even in circumstances where STOXX licensors are aware that such loss or damage may occur.

The licensing agreement between First Trust and STOXX Limited is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.7%
	Austria — 0.5%
255	BAWAG Group AG (b)	$10,688

	Cayman Islands — 0.1%
282	Opera Ltd., ADR (c)	2,944

	Denmark — 6.7%
120	Ascendis Pharma A/S, ADR (c)	13,818
128	Netcompany Group A/S (b) (c)	5,156
1,342	Orsted A/S (b)	116,042
		135,016

	Finland — 1.5%
507	DNA OYJ	12,107
631	Kojamo OYJ	9,414
383	Valmet OYJ	9,546
		31,067

	France — 4.9%
1,032	ALD S.A. (b)	16,147
515	Amundi S.A. (b)	35,956
133	Gaztransport Et Technigaz S.A.	13,332
466	Worldline S.A. (b) (c)	33,913
		99,348

	Germany — 20.3%
482	Delivery Hero SE (b) (c)	21,863
511	DWS Group GmbH & Co. KGaA (b)	17,885
449	Hapag-Lloyd AG (b)	19,657
420	HelloFresh SE (c)	3,997
1,418	Innogy SE (b)	67,237
200	Jumia Technologies AG, ADR (c)	5,284
412	Knorr-Bremse AG	45,912
389	Rocket Internet SE (b) (c)	11,218
2,553	Siemens Healthineers AG (b)	107,731
264	TLG Immobilien AG	7,730
934	Uniper SE	28,282
155	Varta AG (c)	9,623
1,384	Vonovia SE	66,097
		412,516

	Iceland — 0.4%
1,945	Marel HF (b) (c)	8,538

	Ireland — 0.5%
446	nVent Electric PLC	11,056

	Israel — 0.6%
96	CyberArk Software Ltd. (c)	12,273

	Italy — 5.7%
1,383	Enav S.p.A. (b)	7,847
1,915	Infrastrutture Wireless Italiane S.p.A. (b)	18,792
2,685	Italgas S.p.A.	18,038
1,603	Nexi S.p.A (b) (c)	16,516
4,168	Poste Italiane S.p.A. (b)	43,887
694	RAI Way S.p.A. (b)	4,151
513	Technogym S.p.A. (b)	5,711
		114,942

Shares	Description	Value
	Common Stocks (a) (Continued)
	Jersey Island — 2.1%
157	Mimecast Ltd. (c)	$7,334
367	Novocure Ltd. (c)	23,205
262	Wizz Air Holdings PLC (b) (c)	11,343
		41,882

	Luxembourg — 1.4%
603	Ardagh Group S.A.	10,552
93	Globant S.A. (c)	9,398
227	Shurgard Self Storage S.A.	8,208
		28,158

	Netherlands — 15.5%
76	Adyen N.V. (b) (c)	58,644
96	Argenx SE, ADR (c)	13,592
360	ASR Nederland N.V.	14,639
140	Basic-Fit N.V. (b) (c)	4,927
188	Elastic N.V. (c)	14,036
179	Euronext N.V. (b)	13,546
624	Ferrari N.V.	101,324
650	GrandVision N.V. (b)	15,107
134	IMCD N.V.	12,281
229	Intertrust N.V. (b)	4,731
204	Koninklijke Volkerwessels N.V.	4,097
856	NN Group N.V.	34,457
328	Signify N.V. (b)	9,697
156	Takeaway.com N.V. (b) (c)	14,617
		315,695

	Norway — 1.5%
1,739	Adevinta ASA, Class A (c)	19,326
1,336	Elkem ASA (b)	3,762
465	Entra ASA (b)	7,141
		30,229

	Spain — 6.2%
383	Aena SME S.A. (b)	75,909
763	Cellnex Telecom S.A. (b)	28,232
456	Euskaltel S.A. (b)	4,226
1,199	Merlin Properties Socimi S.A.	16,633
		125,000

	Sweden — 5.2%
776	Bravida Holding AB (b)	6,877
459	Evolution Gaming Group AB (b)	9,085
642	Hemfosa Fastigheter AB	6,067
325	Lifco AB, Class B	18,007
557	Nyfosa AB (c)	3,494
428	Pandox AB	7,881
270	Paradox Interactive AB	4,489
511	Resurs Holding AB (b)	3,043
2,210	Tele2 AB, Class B	32,247
311	THQ Nordic AB (c)	8,065
263	Thule Group AB (b)	6,497
		105,752

	Switzerland — 16.3%
1,248	Alcon, Inc. (c)	77,064

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Switzerland (Continued)
135	CRISPR Therapeutics AG (c)	$6,359
128	Galenica AG (b)	6,425
75	Landis+Gyr Group AG	5,973
51	Medacta Group SA (b) (c)	4,608
2,184	Novartis AG	199,562
817	SIG Combibloc Group AG	9,390
255	Stadler Rail AG (c)	12,068
77	VAT Group AG (b)	9,485
		330,934

	United Kingdom — 9.9%
1,040	AJ Bell PLC	5,296
256	Atlantica Yield PLC	5,803
615	Atlassian Corp. PLC, Class A (c)	80,467
2,372	Auto Trader Group PLC (b)	16,502
2,489	Avast PLC (b)	9,483
197	Blue Prism Group PLC (c)	3,457
139	Endava PLC, ADR (c)	5,593
1,044	Ibstock PLC (b)	3,222
846	IntegraFin Holdings PLC	4,083
1,259	John Laing Group PLC (b)	6,296
876	Micro Focus International PLC	22,962
4,856	Quilter PLC (b)	8,657
506	Softcat PLC	6,243
1,233	Sophos Group PLC (b)	6,180
1,136	SSP Group PLC	9,897
3,232	Vivo Energy PLC (b)	5,442
611	Watches of Switzerland Group PLC (b) (c)	2,134
		201,717

	United States — 0.4%
121	SolarEdge Technologies, Inc. (c)	7,558

	Total Investments — 99.7%	2,025,313
	(Cost $1,784,956) (d)
	Net Other Assets and Liabilities — 0.3%	6,037
	Net Assets — 100.0%	$2,031,350

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $268,347 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $27,990. The net unrealized appreciation was $240,357.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,025,313	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Health Care	22.3%
Information Technology	15.2
Industrials	14.8
Utilities	11.6
Consumer Discretionary	11.1
Financials	9.5
Communication Services	7.3
Real Estate	6.2
Materials	1.3
Energy	0.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	54.0%
Swiss Franc	16.0
United States Dollar	11.3
Danish Krone	6.0
British Pound Sterling	6.0
Swedish Krona	5.2
Norwegian Krone	1.5
Total	100.0%

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments
June 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Canada — 6.4%
1,042	Shopify, Inc., Class A (b)	$313,169
2,266	Stars Group (The), Inc. (b)	38,674
		351,843

	Cayman Islands — 49.8%
966	58.com, Inc., ADR (b)	60,056
3,337	Alibaba Group Holding Ltd., ADR (b)	565,455
585	Autohome, Inc., ADR (b)	50,088
2,914	Baidu, Inc., ADR (b)	341,987
4,070	Ctrip.com International Ltd., ADR (b)	150,224
8,756	JD.com, Inc., ADR (b)	265,219
41,700	Meituan Dianping, Class B (b)	365,663
1,542	Momo, Inc., ADR	55,203
753	NetEase, Inc., ADR	192,595
1,704	Pagseguro Digital Ltd., Class A (b)	66,405
12,334	Tencent Holdings Ltd.	556,725
4,410	Vipshop Holdings Ltd., ADR (b)	38,058
673	Weibo Corp., ADR (b)	29,309
		2,736,987

	Germany — 3.9%
1,230	Delivery Hero SE (b) (c)	55,791
1,130	Scout24 AG (c)	60,032
1,314	United Internet AG	43,271
1,263	Zalando SE (b) (c)	56,039
		215,133

	Isle of Man — 0.9%
6,074	GVC Holdings PLC	50,278

	Israel — 1.2%
456	Wix.com Ltd. (b)	64,798

	Japan — 6.0%
1,100	CyberAgent, Inc.	39,841
4,500	M3, Inc.	82,183
4,800	Nexon Co., Ltd. (b)	69,541
8,600	Rakuten, Inc.	102,101
2,000	ZOZO, Inc.	37,453
		331,119

	Luxembourg — 1.6%
588	Spotify Technology S.A. (b)	85,977

	Netherlands — 5.1%
241	Adyen N.V. (b) (c)	185,964
2,511	Yandex NV, Class A (b)	95,418
		281,382

	New Zealand — 0.9%
1,120	Xero Ltd. (b)	47,131

	South Africa — 10.1%
2,286	Naspers Ltd., Class N	554,989

	South Korea — 6.2%
640	Kakao Corp.	72,888
1,541	NAVER Corp.	152,145
182	NCSoft Corp.	75,186

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
422	Netmarble Corp. (b) (c)	$41,299
		341,518

	United Kingdom — 7.9%
1,208	Atlassian Corp. PLC, Class A (b)	158,055
9,866	Auto Trader Group PLC (c)	68,636
6,232	Just Eat PLC (b)	49,464
6,164	Ocado Group PLC (b)	91,353
9,561	Rightmove PLC	64,923
		432,431

	Total Investments — 100.0%	5,493,586
	(Cost $5,266,471) (d)
	Net Other Assets and Liabilities — 0.0%	467
	Net Assets — 100.0%	$5,494,053

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $408,961 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $181,846. The net unrealized appreciation was $227,115.

ADR	-	American Depositary Receipt

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$5,493,586	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	44.1%
Communication Services	39.2
Information Technology	15.2
Health Care	1.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	40.4%
Hong Kong Dollar	16.8
South African Rand	10.1
Euro	7.3
Canadian Dollar	6.4
South Korean Won	6.2
Japanese Yen	6.0
British Pound Sterling	5.9
Australian Dollar	0.9
Total	100.0%

First Trust Exchange-Traded Fund II

Additional Information

June 30, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Disclaimers

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

First Trust Dow Jones International Internet ETF (FDNI)

The Index is a product of SPDJI, and has been licensed for use by First Trust or its affiliates. Standard & Poor’s and S&P are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and First Trust and their affiliates with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, First Trust or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of First Trust or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Index will accurately track the Index’s performance or provide positive investment returns. SPDJI is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2019 (Unaudited)

COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

The Fund is not sponsored, endorsed, sold or promoted by IPOX Schuster LLC. IPOX Schuster LLC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX and of the IPOX 100 Europe Index, which is determined, composed and calculated without regard to First Trust or the Fund.

IPOX IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX SCHUSTER LLC AND IPOX SCHUSTER, IPOX-100 AND IPOX-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX SCHUSTER LLC (WWW.IPOX.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT.

A patent with respect to the IPOX Schuster LLC index methodology has been issued (U.S. Pat. No. 7,698,197). IPOX is a registered international trademark of IPOX Schuster LLC (www.ipox.com).